                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Financial Statements

                     For the six months ended June 30, 2000
                                  (Unaudited)

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                     For the six months ended June 30, 2000

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
 Statements of Assets and Liabilities......................................  F-1
 Statements of Operations.................................................. F-11
 Statements of Changes in Net Assets....................................... F-17
Notes to Financial Statements (Unaudited).................................. F-27

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                                 June 30, 2000
                                  (Unaudited)

                                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
                          ------------ ----------- ----------- ------------- ----------
Assets
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (25,163,442 shares;
  cost --
   $627,744,395)........  $702,814,933         --          --          --           --
 Money Market Fund
  (426,322,189 shares;
  cost --
   $426,322,189)........           --  426,322,189         --          --           --
 Total Return Fund
  (6,912,789 shares;
  cost --
   $104,080,524)........           --          --  113,093,225         --           --
 International Equity
  Fund (3,052,017
  shares;
  cost -- $41,617,536)..           --          --          --   45,169,854          --
 Real Estate Securities
  Fund (4,066,423
  shares; cost --
   $52,860,829).........           --          --          --          --    51,399,588
Receivable from
 affiliate..............           --      212,405         --          --           --
Receivable for units
 sold...................       343,530         --        3,457      28,049      577,194
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   703,158,463 426,534,594 113,096,682  45,197,903   51,976,782
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       550,441     276,289      67,870      40,197       19,932
Payable for units
 withdrawn..............       123,575  10,766,752      55,564          49        2,020
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       674,016  11,043,041     123,434      40,246       21,952
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $702,484,446 415,491,552 112,973,247  25,171,154   33,761,875
 GE Life and Annuity
  Assurance Company.....           --          --          --   19,986,502   18,192,954
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $702,484,447 415,491,553 112,973,248  45,157,657   51,954,830
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............       929,209   3,910,177     430,910     115,600      221,534
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.19       16.34       38.48       19.05        17.13
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     8,672,897  12,066,404   1,957,187     851,109    1,486,856
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      57.41       15.84       37.33       18.90        16.91
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........    12,060,639  13,497,375   1,947,742     508,109      393,929
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.43       10.54       11.20       12.54        11.51
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............     1,099,480   1,742,115     140,962      41,571       27,553
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.66       10.45       10.75       12.30        10.53
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                  GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------
                                      Mid-Cap                          Premier
                            Global     Value                  U.S.      Growth
                            Income     Equity     Income     Equity     Equity
                             Fund       Fund       Fund       Fund       Fund
                          ---------- ---------- ---------- ---------- ----------
Assets
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 Global Income Fund
  (884,096 shares;
  cost -- $8,955,329)...  $8,381,230        --         --         --         --
 Mid-Cap Value Equity
  Fund (5,612,394
  shares;
  cost -- $83,008,375)..         --  84,803,278        --         --         --
 Income Fund (4,089,678
  shares; cost --
   $49,516,401).........         --         --  48,667,167        --         --
 U.S. Equity Fund
  (1,467,346 shares;
  cost -- $54,418,141)..         --         --         --  55,744,463        --
 Premier Growth Equity
  Fund (657,454 shares;
  cost -- $56,150,370)..         --         --         --         --  57,974,322
Receivable for units
 sold...................         202    112,161     78,223     68,186    152,433
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   8,381,432 84,915,439 48,745,390 55,812,649 58,126,755
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       3,195     65,497    120,524     26,446     33,312
Payable for units
 withdrawn..............         --       3,350     64,217          3        --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       3,195     68,847    184,741     26,449     33,312
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
Attributable to:
 Variable deferred
  annuity
  contractholders.......  $3,019,686 80,085,829 48,560,649 55,786,201 58,093,443
 GE Life and Annuity
  Assurance Company.....   5,358,550  4,760,763        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $8,378,237 84,846,592 48,560,649 55,786,200 58,093,443
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      28,767    412,493    949,254     76,406     94,271
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.33      15.30      10.70      12.58      11.64
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     265,612  3,445,664  2,710,824  2,206,692  1,778,085
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.25      15.18      10.63      12.51      11.60
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,786,481    583,580  2,203,680  2,916,360
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       10.61       9.96      11.50      11.58
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     272,475    376,007    178,929    224,624
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.23      10.04      10.49      11.57
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                      Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
                          ----------- ------------ ----------- ----------- ----------
Assets
Investment in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
 Bond Fund/VA (7,287,844
  shares;
  cost -- $84,203,142)..  $78,781,592         --           --          --         --
 Capital Appreciation
  Fund/VA (6,651,466
  shares;
  cost --
   $255,047,792)........          --  340,155,968          --          --         --
 Aggressive Growth
  Fund/VA (4,870,000
  shares; cost --
   $291,900,773)........          --          --   470,636,783         --         --
 High Income Fund/VA
  (15,190,623 shares;
  cost --
   $163,375,208)........          --          --           --  145,374,258        --
 Multiple Strategies
  Fund/VA (5,016,834
  shares; cost --
   $79,193,619).........          --          --           --          --  83,229,269
Receivable for units
 sold...................          --      447,378      181,736         --      26,344
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   78,781,592 340,603,346  470,818,519 145,374,258 83,255,613
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       85,895     283,499      625,886     141,008    174,927
Payable for units
 withdrawn..............       80,004      14,614       42,878      49,216        876
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      165,899     298,113      668,764     190,224    175,803
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholder.........  $78,615,693 340,305,233  470,149,755 145,184,034 83,079,810
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      641,875     892,401    1,650,445   1,035,358    889,614
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.80       70.25        88.71       31.63      32.67
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,527,559   3,462,324    3,118,306   3,235,459  1,494,720
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     21.14       68.14        86.04       30.68      31.69
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........    1,060,972   2,638,264    2,521,824   1,236,433    547,397
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.78       14.37        20.66        9.96      11.59
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       82,714     272,688      172,641      88,981     28,080
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.84       13.86        19.34        9.63      10.83
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                             Variable Insurance Product Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (27,029,726
  shares;
  cost -- $598,198,251)..................  $619,251,022         --          --
 Growth Portfolio (14,678,438 shares;
  cost -- $604,410,832)..................           --  756,526,711         --
 Overseas Portfolio (5,280,121 shares;
  cost -- $123,150,352)..................           --          --  123,871,644
Receivable for units sold................       410,371     752,086   3,269,173
                                           ------------ ----------- -----------
 Total assets............................   619,661,393 757,278,797 127,140,817
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       582,122     858,031     304,872
Payable for units withdrawn..............       132,031       9,344         --
                                           ------------ ----------- -----------
 Total liabilities.......................       714,153     867,375     304,872
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders........  $618,947,240 756,411,422 126,835,945
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     3,650,041   2,945,345   2,020,774
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      41.93       77.13       31.38
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,265,780   5,155,624   1,589,470
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      40.67       74.81       30.44
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     4,348,853  10,135,751     858,156
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.28       13.27       13.00
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       409,503     703,209     315,305
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.00       12.86       12.32
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
                             ------------ ----------- ----------- -------------
Assets
Investment in Variable
 Insurance Products
 Fund II, at fair value
 (note 2):
 Asset Manager Portfolio
  (25,675,121 shares;
  cost -- $400,358,191)....  $424,666,508         --          --          --
 Contrafund Portfolio
  (21,992,498 shares;
  cost -- $487,492,777)....           --  551,791,783         --          --
Investment in Variable
 Insurance Products
 Fund III, at fair value
 (note 2):
 Growth & Income Portfolio
  (8,502,465 shares;
  cost -- $132,961,072)....           --          --  131,618,161         --
 Growth Opportunities
  Portfolio (4,824,341
  shares;
  cost -- $102,398,912)....           --          --          --   99,429,664
Receivable for units sold..        17,644     444,177      51,869      92,490
                             ------------ ----------- -----------  ----------
 Total assets..............   424,684,152 552,235,960 131,670,030  99,522,154
                             ------------ ----------- -----------  ----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       601,898     423,986      97,733      71,574
Payable for units
 withdrawn.................       287,981         --          --       35,337
                             ------------ ----------- -----------  ----------
 Total liabilities.........       889,879     423,986      97,733     106,911
                             ------------ ----------- -----------  ----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $423,794,273 551,811,974 131,572,297  99,415,243
                             ============ =========== ===========  ==========
Outstanding units: Type I
 (note 2)..................    10,341,982   2,297,952     476,232     427,160
                             ============ =========== ===========  ==========
Net asset value per unit:
 Type I....................  $      30.25       31.70       16.64       14.96
                             ============ =========== ===========  ==========
Outstanding units: Type II
 (note 2)..................     3,271,645  12,047,361   5,310,409   4,653,937
                             ============ =========== ===========  ==========
Net asset value per unit:
 Type II...................  $      29.44       31.27       16.51       14.84
                             ============ =========== ===========  ==========
Outstanding units: Type III
 (note 2)..................     1,252,695   8,124,332   3,172,899   2,237,558
                             ============ =========== ===========  ==========
Net asset value per unit:
 Type III..................  $      10.65       11.51       10.37        9.90
                             ============ =========== ===========  ==========
Outstanding units: Type IV
 (note 2)..................       124,004     789,770     315,517     191,394
                             ============ =========== ===========  ==========
Net asset value per unit:
 Type IV...................  $      10.41       11.06        9.73        9.45
                             ============ =========== ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                                 Federated Insurance Series
                                             ----------------------------------
                                              American      High
                                               Leaders   Income Bond  Utility
                                               Fund II     Fund II    Fund II
                                             ----------- ----------- ----------
Assets
Investments in Federated Insurance Series,
 at fair value (note 2):
 American Leaders Fund II (5,093,614
  shares; cost -- $101,729,731)............  $97,746,451        --          --
 High Income Bond Fund II (7,390,521
  shares; cost -- $73,781,060).............          --  67,401,550         --
 Utility Fund II (4,472,717 shares; cost --
   $60,640,753)............................          --         --   60,336,955
Receivable for units sold..................       52,013        --        3,592
                                             ----------- ----------  ----------
 Total assets..............................   97,798,464 67,401,550  60,340,547
                                             ----------- ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3)........................................       57,704     49,945      49,653
Payable for units withdrawn................          --     102,294      45,609
                                             ----------- ----------  ----------
 Total liabilities.........................       57,704    152,239      95,262
                                             ----------- ----------  ----------
Net assets attributable to variable
 deferred annuity contractholders..........  $97,740,760 67,249,311  60,245,285
                                             =========== ==========  ==========
Outstanding units: Type I (note 2).........      371,058    406,156     328,227
                                             =========== ==========  ==========
Net asset value per unit: Type I...........  $     16.89      15.13       18.76
                                             =========== ==========  ==========
Outstanding units: Type II (note 2)........    4,445,196  3,312,416   2,489,639
                                             =========== ==========  ==========
Net asset value per unit: Type II..........  $     16.72      14.92       18.50
                                             =========== ==========  ==========
Outstanding units: Type III (note 2).......    1,557,050  1,104,575     717,649
                                             =========== ==========  ==========
Net asset value per unit: Type III.........  $      9.97       9.63       10.22
                                             =========== ==========  ==========
Outstanding units: Type IV (note 2)........      181,690    111,856      71,140
                                             =========== ==========  ==========
Net asset value per unit: Type IV..........  $      8.95       9.35        9.77
                                             =========== ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                                             PBHG Insurance
                                     Alger American         Series Fund, Inc.
                               -------------------------- ---------------------
                                   Small                  PBHG Large    PBHG
                               Capitalization   Growth    Cap Growth Growth II
                                 Portfolio     Portfolio  Portfolio  Portfolio
                               -------------- ----------- ---------- ----------
Assets
Investment in Alger American,
 at fair value (note 2):
 Small Capitalization
  Portfolio (5,875,930
  shares;
  cost -- $224,795,584)......   $189,557,499          --         --         --
 Growth Portfolio (6,989,592
  shares; cost --
   $387,602,455).............            --   401,202,582        --         --
PBHG Insurance Series Fund,
 Inc., at fair value (note
 2):
 PBHG Large Cap Growth
  Portfolio (1,545,454
  shares;
  cost -- $35,261,482).......            --           --  46,487,263        --
 PBHG Growth II Portfolio
  (2,393,389 shares;
  cost -- $52,671,294).......            --           --         --  66,249,009
Receivable for units sold....      2,022,380    1,753,817    177,900    218,814
                                ------------  ----------- ---------- ----------
 Total assets................    191,579,879  402,956,399 46,665,163 66,467,823
                                ------------  ----------- ---------- ----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)..........        151,718      327,694     75,794     35,086
Payable for units withdrawn..            --           --          32         25
                                ------------  ----------- ---------- ----------
 Total liabilities...........        151,718      327,694     75,826     35,111
                                ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders.............   $191,428,161  402,628,705 46,589,337 66,432,712
                                ============  =========== ========== ==========
Outstanding units: Type I
 (note 2)....................      1,200,698    1,125,691    205,275    413,055
                                ============  =========== ========== ==========
Net asset value per unit:
 Type I......................   $      17.12        26.72      29.00      26.69
                                ============  =========== ========== ==========
Outstanding units: Type II
 (note 2)....................      7,304,311    9,864,832  1,412,456  2,093,248
                                ============  =========== ========== ==========
Net asset value per unit:
 Type II.....................   $      16.92        26.40      28.77      26.47
                                ============  =========== ========== ==========
Outstanding units: Type III
 (note 2)....................      3,013,634    8,169,759        --         --
                                ============  =========== ========== ==========
Net asset value per unit:
 Type III....................   $      14.02        12.84        --         --
                                ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2)....................        370,280      592,204        --         --
                                ============  =========== ========== ==========
Net asset value per unit:
 Type IV.....................   $      13.59        12.19        --         --
                                ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                            Janus Aspen Series
                            ---------------------------------------------------
                             Aggressive                 Worldwide
                               Growth       Growth       Growth      Balanced
                              Portfolio    Portfolio    Portfolio    Portfolio
                            ------------- ----------- ------------- -----------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Aggressive Growth
  Portfolio (13,101,914
  shares;
  cost -- $665,335,759)...  $ 731,086,786         --            --          --
 Growth Portfolio
  (26,356,249 shares;
  cost -- $681,186,147)...            --  866,857,029           --          --
 Worldwide Growth
  Portfolio (23,725,229
  shares;
  cost -- $799,519,622)...            --          --  1,139,522,761         --
 Balanced Portfolio
  (21,989,294 shares;
  cost -- $533,838,282)...            --          --            --  578,758,211
Receivable for units
 sold.....................      1,705,387   1,111,614     1,038,935     511,572
                            ------------- ----------- ------------- -----------
 Total assets.............    732,792,173 867,968,643 1,140,561,696 579,269,783
                            ============= =========== ============= ===========
Liabilities
Accrued expenses payable
 to affiliate (note 3)....        579,983     726,980       831,254     372,855
Payable for units
 withdrawn................         26,249     125,380           --       24,938
                            ------------- ----------- ------------- -----------
 Total liabilities........        606,232     852,360       831,254     397,793
                            ------------- ----------- ------------- -----------
Net assets attributable to
 variable deferred annuity
 contractholders..........  $ 732,185,941 867,116,283 1,139,730,442 578,871,990
                            ============= =========== ============= ===========
Outstanding units: Type I
 (note 2).................      1,754,230   3,790,389     4,034,343   2,588,067
                            ============= =========== ============= ===========
Net asset value per unit:
 Type I...................  $       60.50       36.97         48.56       24.54
                            ============= =========== ============= ===========
Outstanding units: Type II
 (note 2).................      6,754,922  13,770,038    15,899,170  15,269,473
                            ============= =========== ============= ===========
Net asset value per unit:
 Type II..................  $       59.48       36.35         47.74       24.24
                            ============= =========== ============= ===========
Outstanding units: Type
 III (note 2).............      9,559,477  15,285,452    10,800,543  11,395,820
                            ============= =========== ============= ===========
Net asset value per unit:
 Type III.................  $       21.11       13.59         15.47       11.92
                            ============= =========== ============= ===========
Outstanding units: Type IV
 (note 2).................      1,234,031   1,451,934     1,168,339     831,027
                            ============= =========== ============= ===========
Net asset value per unit:
 Type IV..................  $       18.21       12.89         15.16       11.30
                            ============= =========== ============= ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

                                        Janus Aspen Series (continued)
                          -----------------------------------------------------------
                                                                  Global
                           Flexible   International   Capital      Life      Global
                            Income       Growth     Appreciation Sciences  Technology
                           Portfolio    Portfolio    Portfolio   Portfolio Portfolio
                          ----------- ------------- ------------ --------- ----------
Assets
Investment in Janus
 Aspen Series, at fair
 value (note 2):
 Flexible Income
  Portfolio (5,530,605
  shares;
  cost -- $64,812,316)..  $62,219,301          --           --         --         --
 International Growth
  Portfolio (7,082,754
  shares;
  cost --
   $250,873,501)........          --   281,114,487          --         --         --
 Capital Appreciation
  Portfolio (15,317,348
  shares; cost --
   $436,650,395)........          --           --   486,019,459        --         --
 Global Life Sciences
  Portfolio (874,174
  shares;
  cost -- $7,292,488)...          --           --           --   7,535,378        --
 Global Technology
  Portfolio (1,056,572
  shares;
  cost -- $10,157,108)..          --           --           --         --  10,375,539
Receivable from
 affiliate..............          --           --           --      50,215         71
Receivable for units
 sold...................       18,600    3,810,524      368,416     82,183     75,260
                          -----------  -----------  -----------  --------- ----------
 Total assets...........   62,237,901  284,925,011  486,387,875  7,667,776 10,450,870
                          ===========  ===========  ===========  ========= ==========
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       36,528      178,456      362,207      2,136      3,318
Payable for units
 withdrawn..............      129,068       55,433        5,523     20,176        --
                          -----------  -----------  -----------  --------- ----------
 Total liabilities......      165,596      233,889      367,730     22,312      3,318
                          -----------  -----------  -----------  --------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $62,072,305  284,691,122  486,020,145  7,645,464 10,447,552
                          ===========  ===========  ===========  ========= ==========
Outstanding units: Type
 I (note 2).............      462,292    1,077,844    1,014,747     38,321     97,860
                          ===========  ===========  ===========  ========= ==========
Net asset value per
 unit: Type I...........  $     13.65        29.24        30.88      10.66      10.22
                          ===========  ===========  ===========  ========= ==========
Outstanding units: Type
 II (note 2)............    3,260,786    6,156,929    8,243,903    334,926    339,415
                          ===========  ===========  ===========  ========= ==========
Net asset value per
 unit: Type II..........  $     13.48        28.94        30.63      10.66      10.22
                          ===========  ===========  ===========  ========= ==========
Outstanding units: Type
 III (note 2)...........    1,042,197    3,632,286   12,996,105    335,248    563,511
                          ===========  ===========  ===========  ========= ==========
Net asset value per
 unit: Type III.........  $     10.01        17.47        14.35      10.65      10.21
                          ===========  ===========  ===========  ========= ==========
Outstanding units: Type
 IV (note 2)............      138,114      666,517    1,245,423      9,038     22,053
                          ===========  ===========  ===========  ========= ==========
Net asset value per
 unit: Type IV..........  $      9.95        17.31        12.59      10.65      10.21
                          ===========  ===========  ===========  ========= ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                                 June 30, 2000
                                  (Unaudited)

                               Goldman Sachs
                             Variable Insurance         Salomon Brothers
                                   Trust           Variable Series Funds Inc.
                           ---------------------- -----------------------------
                           Growth and   Mid Cap   Strategic             Total
                             Income      Value      Bond    Investors  Return
                              Fund        Fund      Fund      Fund      Fund
                           ----------- ---------- --------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable Insurance
 Trust, at fair value
 (note 2):
 Growth & Income
  Portfolio (1,305,765
  shares;
  cost -- $13,894,011)...  $14,324,246        --        --        --        --
 Mid Cap Value Portfolio
  (2,740,513 shares;
  cost -- $23,757,829)...          --  23,979,487       --        --        --
Investment in Salomon
 Brothers Variable Series
 Funds Inc., at fair
 value (note 2):
 Strategic Bond Portfolio
  (784,154 shares;
  cost -- $7,769,756)....          --         --  7,763,124       --        --
 Investors Fund (676,479
  shares; cost --
   $8,488,331)...........          --         --        --  9,030,995       --
 Total Return Fund
  (467,921 shares;
  cost -- $4,891,454)....          --         --        --        --  4,936,569
Receivable for units
 sold....................          636    111,616    62,538   198,215     4,527
                           ----------- ---------- --------- --------- ---------
 Total assets............   14,324,882 24,091,103 7,825,662 9,229,210 4,941,096
                           ----------- ---------- --------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)...       12,281     16,875     3,878     7,925     6,452
Payable for units
 withdrawn...............        5,088        --        166       --      4,753
                           ----------- ---------- --------- --------- ---------
 Total liabilities.......       17,369     16,875     4,044     7,925    11,205
                           ----------- ---------- --------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders.........  $14,307,513 24,074,228 7,821,618 9,221,285 4,929,891
                           =========== ========== ========= ========= =========
Outstanding units: Type I
 (note 2)................       77,327    154,884    35,154    39,030    27,063
                           =========== ========== ========= ========= =========
Net asset value per unit:
 Type I..................  $      9.25       8.67     10.36     14.55     10.90
                           =========== ========== ========= ========= =========
Outstanding units: Type
 II (note 2).............      880,171  1,416,045   335,467   223,928   228,950
                           =========== ========== ========= ========= =========
Net asset value per unit:
 Type II.................  $      9.20       8.62     10.31     14.48     10.86
                           =========== ========== ========= ========= =========
Outstanding units: Type
 III (note 2)............      467,723    947,739   356,587   439,774   193,960
                           =========== ========== ========= ========= =========
Net asset value per unit:
 Type III................  $     10.43      10.33     10.07     11.90     10.14
                           =========== ========== ========= ========= =========
Outstanding units: Type
 IV (note 2).............       64,739     80,233    40,875    16,462    18,527
                           =========== ========== ========= ========= =========
Net asset value per unit:
 Type IV.................  $      9.52       9.16      9.98     10.79      9.81
                           =========== ========== ========= ========= =========

           See accompanying notes to unaudited financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                                  (Unaudited)

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                                                                               Real
                                         Money       Total                    Estate
                           S&P 500       Market     Return    International Securities
                          Index Fund      Fund       Fund      Equity Fund     Fund
                         ------------  ----------  ---------  ------------- ----------
                                       Six months ended June 30, 2000
                         -------------------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $        --   12,191,297        --           --          --
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............      324,496     431,311     98,664       16,118      18,359
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............    3,231,267   1,347,206    478,477      101,182     152,240
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............      875,512   1,022,706    136,891       27,470      16,705
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............       70,161     120,143      8,523        2,687       1,643
                         ------------  ----------  ---------   ----------   ---------
Net investment income
 (expense)..............   (4,501,436)  9,269,931   (722,555)    (147,457)   (188,947)
                         ------------  ----------  ---------   ----------   ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   13,938,971         --     889,609    2,331,720    (597,765)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (15,583,848)        --   2,535,316   (2,152,672)  6,435,723
  Capital gain
   distribution.........          --          --         --           --          --
                         ------------  ----------  ---------   ----------   ---------
Net realized and
 unrealized gain (loss)
 on investments.........   (1,644,877)        --   3,424,925      179,048   5,837,958
                         ------------  ----------  ---------   ----------   ---------
Increase (decrease) in
 net assets from
 operations............. $ (6,146,313)  9,269,931  2,702,370       31,591   5,649,011
                         ============  ==========  =========   ==========   =========
                                   GE Investments Funds, Inc., continued
                         -------------------------------------------------------------
                                        Mid-Cap                              Premier
                                         Value                                Growth
                            Global       Equity     Income     U.S. Equity    Equity
                         Income Fund      Fund       Fund         Fund         Fund
                         ------------  ----------  ---------  ------------- ----------
                                       Six months ended June 30, 2000
                         -------------------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $        --          --         --           --          --
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............        2,396      37,272     61,413        5,075       5,546
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............       19,971     343,315    189,374      163,670     109,473
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............          --      122,503     37,997      157,444     187,204
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............          --       15,785     20,548       10,760      14,901
                         ------------  ----------  ---------   ----------   ---------
Net investment income
 (expense)..............      (22,367)   (518,875)  (309,332)    (336,949)   (317,124)
                         ------------  ----------  ---------   ----------   ---------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............       12,600     683,729   (515,929)      21,795     308,573
  Unrealized
   appreciation
   (depreciation) on
   investments..........      (71,632) (3,951,869) 2,080,686      355,982    (225,545)
  Capital gain
   distribution.........          --          --         --           --          --
                         ------------  ----------  ---------   ----------   ---------
Net realized and
 unrealized gain (loss)
 on investments.........      (59,032) (3,268,140) 1,564,757      377,777      83,028
                         ------------  ----------  ---------   ----------   ---------
Increase (decrease) in
 net assets from
 operations............. $    (81,399) (3,787,015) 1,255,425       40,828    (234,096)
                         ============  ==========  =========   ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                     Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive     High       Multiple
                            Bond      Appreciation   Growth      Income     Strategies
                           Fund/VA      Fund/VA     Fund/VA      Fund/VA     Fund/VA
                         -----------  ------------ ----------  -----------  ----------
                                       Six months ended June 30, 2000
                         -------------------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 6,081,883      376,811         --    15,635,851   3,699,313
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............      86,777      357,328     825,668      200,604     172,110
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............     358,019    1,528,658   1,703,214      725,027     316,264
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............      65,512      194,255     259,376       81,948      34,606
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............       4,809       18,460      14,113        4,954       1,309
                         -----------   ----------  ----------  -----------  ----------
Net investment income
 (expense)..............   5,566,766   (1,721,890) (2,802,371)  14,623,318   3,175,024
                         -----------   ----------  ----------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (893,331)  11,475,453  32,940,757   (3,089,194)  1,078,263
 Unrealized appreciation
  (depreciation) on
  investments...........  (3,672,667)  (4,041,322) 27,330,656  (13,594,678) (4,893,400)
 Capital gain
  distribution..........         --    20,108,476  15,829,517          --    5,372,892
                         -----------   ----------  ----------  -----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,565,998)  27,542,607  76,100,930  (16,683,872)  1,557,755
                         -----------   ----------  ----------  -----------  ----------
Increase (decrease) in
 net assets from
 operations............. $ 1,000,768   25,820,717  73,298,559   (2,060,554)  4,732,779
                         ===========   ==========  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                           Variable Insurance Products Fund
                                         --------------------------------------
                                           Equity-
                                            Income       Growth      Overseas
                                          Portfolio     Portfolio    Portfolio
                                         ------------  -----------  -----------
                                            Six months ended June 30, 2000
                                         --------------------------------------
Investment income:
 Income -- Ordinary Dividends..........  $ 11,330,359      748,608    1,808,871
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3)..........       943,157    1,331,972      396,179
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3).........     2,920,094    2,477,744      331,461
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)........       286,502      817,378       63,059
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3).........        23,416       50,864       11,155
                                         ------------  -----------  -----------
Net investment income (expense)........     7,157,190   (3,929,350)   1,007,017
                                         ------------  -----------  -----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)..............     5,283,875   27,274,839    3,510,408
 Unrealized appreciation (depreciation)
  on investments.......................   (79,035,980) (66,909,333) (21,525,261)
 Capital gain distribution.............    42,686,468   74,486,477   11,390,996
                                         ------------  -----------  -----------
Net realized and unrealized gain (loss)
 on investments........................   (31,065,637)  34,851,983   (6,623,857)
                                         ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  $(23,908,447)  30,922,633   (5,616,841)
                                         ============  ===========  ===========

                             Variable Insurance         Variable Insurance
                              Products Fund II           Products Fund III
                          -------------------------  --------------------------
                             Asset                    Growth &       Growth
                            Manager     Contrafund     Income     Opportunities
                           Portfolio     Portfolio    Portfolio     Portfolio
                          ------------  -----------  -----------  -------------
                              Six months ended           Six months ended
                               June 30, 2000               June 30, 2000
                          -------------------------  --------------------------
Investment income:
 Income -- Ordinary
  Dividends.............. $ 14,824,317    1,822,052    1,350,001     1,218,779
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)...............    1,907,358      450,758       49,286        39,704
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)...............      665,946    2,557,129      577,904       472,959
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)...............       79,228      592,484      208,589       147,424
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)...............        6,611       48,651       16,801        10,576
                          ------------  -----------  -----------   -----------
Net investment income
 (expense)...............   12,165,174   (1,826,970)     497,421       548,116
                          ------------  -----------  -----------   -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss).................    5,695,762   12,136,678     (113,233)     (658,234)
 Unrealized appreciation
  (depreciation) on
  investments............  (58,970,817) (87,264,587) (12,528,665)  (10,436,275)
 Capital gain
  distribution...........   34,925,087   66,140,474    8,810,533     6,180,953
                          ------------  -----------  -----------   -----------
Net realized and
 unrealized gain (loss)
 on investments..........  (18,349,968)  (8,987,435)  (3,831,365)   (4,913,556)
                          ------------  -----------  -----------   -----------
Increase (decrease) in
 net assets from
 operations.............. $ (6,184,794) (10,814,405)  (3,333,945)   (4,365,439)
                          ============  ===========  ===========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                              Federated Insurance Series
                                          -------------------------------------
                                            American    High Income
                                            Leaders        Bond       Utility
                                            Fund II       Fund II     Fund II
                                          ------------  -----------  ----------
                                            Six months ended June 30, 2000
                                          -------------------------------------
Investment income:
 Income -- Ordinary Dividends............ $    913,438   5,621,471    1,775,511
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3)............       38,787      31,134       37,290
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)...........      519,131     328,055      319,083
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)..........      103,487      71,951       46,974
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)...........        8,759       6,083        4,081
                                          ------------  ----------   ----------
Net investment income (expense)..........      243,274   5,184,248    1,368,083
                                          ------------  ----------   ----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................     (680,363) (1,281,447)     400,171
 Unrealized appreciation (depreciation)
  on investments.........................   (7,301,885) (5,522,217)  (4,064,247)
 Capital gain distribution...............    2,763,969         --     1,180,071
                                          ------------  ----------   ----------
Net realized and unrealized gain (loss)
 on investments..........................   (5,218,279) (6,803,664)  (2,484,005)
                                          ------------  ----------   ----------
Increase (decrease) in net assets from
 operations.............................. $ (4,975,005) (1,619,416)  (1,115,922)
                                          ============  ==========   ==========

                                                             PBHG Insurance
                                  Alger American Fund       Series Fund, Inc.
                               --------------------------  --------------------
                                                             PBHG
                                   Small                   Large Cap    PBHG
                               Capitalization   Growth      Growth    Growth II
                                 Portfolio     Portfolio   Portfolio  Portfolio
                               -------------- -----------  ---------  ---------
                                    Six months ended        Six months ended
                                     June 30, 2000            June 30, 2000
                               --------------------------  --------------------
Investment income:
 Income -- Ordinary
  Dividends..................   $       --            --         --         --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       115,774       173,907     26,290     47,929
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........       810,652     1,654,069    209,247    286,601
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........       227,086       659,145        --         --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........        22,268        37,748        --         --
                                -----------   -----------  ---------  ---------
Net investment income
 (expense)...................    (1,175,780)   (2,524,869)  (235,537)  (334,530)
                                -----------   -----------  ---------  ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     1,988,160    14,266,110  3,077,134  4,943,274
 Unrealized appreciation
  (depreciation) on
  investments................   (67,214,231)  (51,355,663) 1,910,806  1,576,617
 Capital gain distribution...    63,049,078    49,596,493        --         --
                                -----------   -----------  ---------  ---------
Net realized and unrealized
 gain (loss) on investments..    (2,176,993)   12,506,940  4,987,940  6,519,891
                                -----------   -----------  ---------  ---------
Increase (decrease) in net
 assets from operations......   $(3,352,773)    9,982,071  4,752,403  6,185,361
                                ===========   ===========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                         Janus Aspen Series
                         -----------------------------------------------------
                          Aggressive                  Worldwide
                            Growth        Growth        Growth      Balanced
                           Portfolio     Portfolio    Portfolio     Portfolio
                         -------------  -----------  ------------  -----------
                                   Six months ended June 30, 2000
                         -----------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $         --           --            --           --
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       656,066      839,242     1,186,644      372,473
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............     2,556,214    3,212,353     5,137,344    2,315,015
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     1,205,506    1,233,880     1,026,072      833,560
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............       126,691       94,254        94,861       51,956
                         -------------  -----------  ------------  -----------
Net investment income
 (expense)..............    (4,544,477)  (5,379,729)   (7,444,921)  (3,573,004)
                         -------------  -----------  ------------  -----------
 Net realized and
  unrealized gain (loss)
  on investments:
 Net realized gain
  (loss)................    78,937,130   37,598,508    72,276,797   11,889,176
 Unrealized appreciation
  (depreciation) on
  investments...........  (137,937,708) (60,329,548)  (71,183,400) (44,557,389)
 Capital gain
  distribution..........    56,964,582   33,400,339    16,274,329   36,663,407
                         -------------  -----------  ------------  -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (2,035,996)  10,669,299    17,367,726    3,995,194
                         -------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations............. $  (6,580,473)   5,289,570     9,922,805      422,190
                         =============  ===========  ============  ===========

                                              Janus Aspen Series
                         --------------------------------------------------------------
                          Flexible   International   Capital     Global Life   Global
                           Income       Growth     Appreciation   Sciences   Technology
                         Portfolio     Portfolio    Portfolio     Portfolio  Portfolio
                         ----------  ------------- ------------  ----------- ----------
                                                                      Period from
                                                                     May 2, 2000 to
                            Six months ended June 30, 2000           June 30, 2000
                         --------------------------------------  ----------------------
Investment income:
 Income -- Ordinary
  Dividends............. $      --            --           --          --         --
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     37,970       181,322      196,735         375        938
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............    296,659     1,121,886    1,656,006       3,104      3,688
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     64,375       337,409    1,225,782       3,717      4,902
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      8,459        46,511       87,182          90        225
                         ----------   -----------  -----------     -------    -------
Net investment income
 (expense)..............   (407,463)   (1,687,128)  (3,165,705)     (7,286)    (9,753)
                         ----------   -----------  -----------     -------    -------
 Net realized and
  unrealized gain (loss)
  on investments:
 Net realized gain
  (loss)................   (361,359)   42,787,485   22,613,600      46,408      2,544
 Unrealized appreciation
  (depreciation) on
  investments...........   (585,181)  (41,934,732) (46,541,401)    242,890    218,431
 Capital gain
  distribution..........  1,669,618       710,718    1,719,074         --         --
                         ----------   -----------  -----------     -------    -------
Net realized and
 unrealized gain (loss)
 on investments.........    723,078     1,563,471  (22,208,727)    289,298    220,975
                         ----------   -----------  -----------     -------    -------
Increase (decrease) in
 net assets from
 operations............. $  315,615      (123,657) (25,374,432)    282,012    211,222
                         ==========   ===========  ===========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                               Goldman Sachs            Salomon Brothers Variable
                         Variable Insurance Trust           Series Funds Inc.
                         ---------------------------   ---------------------------
                           Growth &       Mid Cap      Strategic            Total
                            Income         Value         Bond    Investors Return
                          Portfolio      Portfolio       Fund      Fund     Fund
                         ------------   ------------   --------- --------- -------
                         Six months ended June 30,      Six months ended June 30,
                                   2000                           2000
                         ---------------------------   ---------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $        --             --         --        --       --
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............        4,124          8,015      2,544     2,097      964
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............       51,541         73,520     19,756    12,545   14,938
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............       27,533         54,501     21,056    25,718   12,015
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............        2,670          4,711      2,297       913    1,322
                         ------------   ------------    -------   -------  -------
Net investment income
 (expense)..............      (85,868)      (140,747)   (45,653)  (41,273) (29,239)
                         ------------   ------------    -------   -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................       26,342       (168,721)   (38,097)  150,947  (14,005)
 Unrealized appreciation
  (depreciation) on
  investments...........      174,776        995,199    203,172   462,655  156,375
 Capital gain
  distribution..........          --             --         --        --       --
                         ------------   ------------    -------   -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........      201,118        826,478    165,075   613,602  142,370
                         ------------   ------------    -------   -------  -------
Increase (decrease) in
 net assets from
 operations............. $    115,250        685,731    119,422   572,329  113,131
                         ============   ============    =======   =======  =======


           See accompanying notes to unaudited financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                  (Unaudited)

                                            GE Investments Funds, Inc.
                          -----------------------------------------------------------------
                                                                                    Real
                            S&P 500                                International   Estate
                             Index      Money Market     Total        Equity     Securities
                              Fund          Fund      Return Fund      Fund         Fund
                          ------------  ------------  -----------  ------------- ----------
                                          Six months ended June 30, 2000
                          -----------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (4,501,436)    9,269,931     (722,555)    (147,457)    (188,947)
 Net realized gain
  (loss)................    13,938,971           --       889,609    2,331,720     (597,765)
 Unrealized appreciation
  (depreciation) on
  investments...........   (15,583,848)          --     2,535,316   (2,152,672)   6,435,723
 Capital gain
  distribution..........           --            --           --           --           --
                          ------------  ------------  -----------   ----------   ----------
  Increase (decrease) in
   net assets from
   operations...........    (6,146,313)    9,269,931    2,702,370       31,591    5,649,011
                          ------------  ------------  -----------   ----------   ----------
From capital
 transactions:
 Net premiums...........    75,717,372   347,306,993    8,363,534    3,222,439      968,352
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........    (1,899,002)   (2,345,969)    (696,835)     (33,133)     (58,772)
  Surrenders............   (19,347,079)  (67,649,691)  (3,930,313)    (728,328)    (727,507)
  Administrative expense
   (note 3).............      (252,962)     (155,733)     (49,732)      (8,210)     (12,447)
  Transfer gain (loss)
   and transfer fees....    (1,101,472)   (5,537,012)    (137,668)   1,079,053      924,196
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    45,514,861    17,937,331    5,276,070      844,857      679,904
 Interfund transfers....   (13,973,240) (327,776,449)  (1,592,924)   1,285,323    3,831,020
                          ------------  ------------  -----------   ----------   ----------
Increase (decrease) in
 net assets from capital
 transactions...........    84,658,478   (38,220,530)   7,232,132    5,662,001    5,604,746
                          ------------  ------------  -----------   ----------   ----------
Increase (decrease) in
 net assets.............    78,512,165   (28,950,599)   9,934,502    5,693,592   11,253,757
Net assets at beginning
 of year................   623,972,282   444,442,152  103,038,746   39,464,065   40,701,073
                          ------------  ------------  -----------   ----------   ----------
Net assets at end of
 period.................  $702,484,447   415,491,553  112,973,248   45,157,657   51,954,830
                          ============  ============  ===========   ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                   GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------
                            Global      Mid-Cap                   U.S.       Premier
                            Income    Value Equity   Income      Equity      Growth
                             Fund         Fund        Fund        Fund     Equity Fund
                          ----------  ------------ ----------  ----------  -----------
                                       Six months ended June 30, 2000
                          ------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (22,367)    (518,875)   (309,332)   (336,949)   (317,124)
 Net realized gain
  (loss)................      12,600      683,729    (515,929)     21,795     308,573
 Unrealized appreciation
  (depreciation) on
  investments...........     (71,632)  (3,951,869)  2,080,686     355,982    (225,545)
 Capital gain
  distribution..........         --           --          --          --          --
                          ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     (81,399)  (3,787,015)  1,255,425      40,828    (234,096)
                          ----------   ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........      59,375    9,919,791   2,617,049  11,240,878  19,385,851
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......         --      (127,647)   (268,315)   (523,012)    (95,102)
   Surrenders...........    (287,313)  (2,783,964) (2,818,403)   (901,833)   (817,022)
   Administrative
    expense (note 3)....      (1,279)     (27,415)    (21,073)    (11,631)     (4,151)
   Transfer gain (loss)
    and transfer fees...     (64,989)      21,661     (40,506)    (95,702)   (220,204)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     185,272    4,978,479   2,574,380   4,308,736   4,621,598
 Interfund transfers....    (431,538)   2,348,290     412,058   2,659,333   8,145,373
                          ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    (540,472)  14,329,195   2,455,190  16,676,769  31,016,343
                          ----------   ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    (621,871)  10,542,180   3,710,615  16,717,597  30,782,247
Net assets at beginning
 of year................   9,000,108   74,304,412  44,850,034  39,068,603  27,311,196
                          ----------   ----------  ----------  ----------  ----------
Net assets at end of
 period.................  $8,378,237   84,846,592  48,560,649  55,786,200  58,093,443
                          ==========   ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                      Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------
                                         Capital     Aggressive      High       Multiple
                             Bond      Appreciation    Growth       Income     Strategies
                            Fund/VA      Fund/VA       Fund/VA      Fund/VA     Fund/VA
                          -----------  ------------  -----------  -----------  ----------
                                        Six months ended June 30, 2000
                          ---------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 5,566,766   (1,721,890)   (2,802,371)  14,623,318   3,175,024
 Net realized gain
  (loss)................     (893,331)  11,475,453    32,940,757   (3,089,194)  1,078,263
 Unrealized appreciation
  (depreciation) on
  investments...........   (3,672,667)  (4,041,322)   27,330,656  (13,594,678) (4,893,400)
 Capital gain
  distribution..........          --    20,108,476    15,829,517          --    5,372,892
                          -----------  -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets from
 operations.............    1,000,768   25,820,717    73,298,559   (2,060,554)  4,732,779
                          -----------  -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...........    5,414,096   26,263,839    32,492,719    4,365,613   2,787,602
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........     (629,671)  (1,424,037)     (806,517)    (398,322)   (375,268)
  Surrenders............   (3,730,235) (12,424,059)  (24,682,377) (15,964,679) (4,623,658)
  Administrative expense
   (note 3).............      (37,132)    (139,064)     (227,495)     (77,600)    (51,614)
  Transfer gain (loss)
   and transfer fees....      (75,035)    (605,313)   (1,754,445)      41,217      37,970
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    4,269,236    9,520,452     5,602,454    3,325,062   1,305,665
 Interfund transfers....   (4,062,856)  11,623,015    27,893,744  (11,524,876) (1,570,960)
                          -----------  -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    1,148,403   32,814,833    38,518,083  (20,233,585) (2,490,263)
                          -----------  -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.............    2,149,171   58,635,550   111,816,642  (22,294,139)  2,242,516
Net assets at beginning
 of year................   76,466,522  281,669,683   358,333,113  167,478,173  80,837,294
                          -----------  -----------   -----------  -----------  ----------
Net assets at end of
 period.................  $78,615,693  340,305,233   470,149,755  145,184,034  83,079,810
                          ===========  ===========   ===========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                         Variable Insurance Products Fund
                                     -----------------------------------------
                                         Equity-        Growth      Overseas
                                     Income Portfolio  Portfolio    Portfolio
                                     ---------------- -----------  -----------
                                          Six months ended June 30, 2000
                                     -----------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)....   $  7,157,190    (3,929,350)   1,007,017
 Net realized gain (loss)...........      5,283,875    27,274,839    3,510,408
 Unrealized appreciation
  (depreciation) on investments.....    (79,035,980)  (66,909,333) (21,525,261)
 Capital gain distribution..........     42,686,468    74,486,477   11,390,996
                                       ------------   -----------  -----------
Increase (decrease) in net assets
 from operations....................    (23,908,447)   30,922,633   (5,616,841)
                                       ------------   -----------  -----------
From capital transactions:
 Net premiums.......................     15,970,040    63,143,795    7,411,394
 Transfers (to) from the general
  account of GE Life and Annuity:
   Death benefits...................     (2,467,993)   (2,101,583)    (275,688)
   Surrenders.......................    (36,699,518)  (41,986,543)  (8,838,131)
   Administrative expense (note 3)..       (339,578)     (393,062)     (92,941)
   Transfer gain (loss) and transfer
    fees............................         (7,911)   (1,153,125)    (680,415)
 Transfers (to) from the Guarantee
  Account (note 1)..................     12,477,928    18,584,920    1,433,171
 Interfund transfers................    (36,824,084)   16,257,881    3,890,008
                                       ------------   -----------  -----------
Increase (decrease) in net assets
 from capital transactions..........    (47,891,116)   52,352,283    2,847,398
                                       ------------   -----------  -----------
Increase (decrease) in net assets...    (71,799,563)   83,274,916   (2,769,443)
Net assets at beginning of year.....    690,746,803   673,136,506  129,605,388
                                       ------------   -----------  -----------
Net assets at end of period.........   $618,947,240   756,411,422  126,835,945
                                       ============   ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                             Variable Insurance         Variable Insurance
                              Products Fund II           Products Fund III
                          -------------------------  --------------------------
                             Asset                    Growth &       Growth
                            Manager     Contrafund     Income     Opportunities
                           Portfolio     Portfolio    Portfolio     Portfolio
                          ------------  -----------  -----------  -------------
                              Six months ended           Six months ended
                               June 30, 2000               June 30, 2000
                          -------------------------  --------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 12,165,174   (1,826,970)     497,421       548,116
 Net realized gain
  (loss)................     5,695,762   12,136,678     (113,233)     (658,234)
 Unrealized appreciation
  (depreciation) on
  investments...........   (58,970,817) (87,264,587) (12,528,665)  (10,436,275)
 Capital gain
  distribution..........    34,925,087   66,140,474    8,810,533     6,180,953
                          ------------  -----------  -----------   -----------
Increase (decrease) in
 net assets from
 operations.............    (6,184,794) (10,814,405)  (3,333,945)   (4,365,439)
                          ------------  -----------  -----------   -----------
From capital
 transactions:
 Net premiums...........     7,939,007   49,041,192   15,310,377     8,825,248
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......    (1,600,908)  (1,012,148)    (309,041)     (187,431)
   Surrenders...........   (41,842,509) (22,149,924)  (4,143,611)   (2,814,461)
   Administrative
    expense (note 3)....      (486,337)    (217,190)     (50,213)      (37,757)
   Transfer gain (loss)
    and transfer fees...      (266,584)  (5,337,103)    (218,012)     (234,604)
 Transfers (to) from
  Gurantee Account (note
  1)....................     4,090,974   18,194,399   10,571,757     5,812,250
 Interfund transfers....   (14,320,858)   2,574,086   (6,464,153)   (8,310,648)
                          ------------  -----------  -----------   -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (46,487,215)  41,093,312   14,697,104     3,052,597
                          ------------  -----------  -----------   -----------
Increase (decrease) in
 net assets.............   (52,672,009)  30,278,907   11,363,159    (1,312,842)
Net assets at beginning
 of year................   476,466,282  521,533,067  120,209,138   100,728,085
                          ------------  -----------  -----------   -----------
Net assets at end of
 period.................  $423,794,273  551,811,974  131,572,297    99,415,243
                          ============  ===========  ===========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                              Federated Insurance Series
                                          ------------------------------------
                                                           High
                                            American      Income
                                            Leaders        Bond      Utility
                                            Fund II      Fund II     Fund II
                                          ------------  ----------  ----------
                                            Six months ended June 30, 2000
                                          ------------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)......... $    243,274   5,184,248   1,368,083
 Net realized gain (loss)................     (680,363) (1,281,447)    400,171
 Unrealized appreciation (depreciation)
  on investments.........................   (7,301,885) (5,522,217) (4,064,247)
 Capital gain distribution...............    2,763,969         --    1,180,071
                                          ------------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   (4,975,005) (1,619,416) (1,115,922)
                                          ------------  ----------  ----------
From capital transactions:
 Net premiums............................    6,816,213   4,138,924   3,489,238
 Transfers (to) from the general account
  of GE Life and Annuity:
   Death benefits........................     (549,303)   (321,490)   (129,849)
   Surrenders............................   (3,659,561) (2,712,828) (2,299,391)
   Administrative expense (note 3).......      (40,360)    (24,661)    (27,223)
   Transfer gain (loss) and transfer
    fees.................................     (166,193)    (43,586)   (119,501)
 Transfers (to) from the Guarantee
  Account (note 1).......................    4,577,632   3,616,199   3,114,907
 Interfund transfers.....................   (5,243,777) (2,937,517) (1,987,924)
                                          ------------  ----------  ----------
Increase (decrease) in net assets from
 capital transactions....................    1,734,651   1,715,041   2,040,257
                                          ------------  ----------  ----------
Increase (decrease) in net assets........   (3,240,354)     95,625     924,335
Net assets at beginning of year..........  100,981,114  67,153,686  59,320,950
                                          ------------  ----------  ----------
Net assets at end of period.............. $ 97,740,760  67,249,311  60,245,285
                                          ============  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                           PBHG Insurance
                                  Alger American          Series Fund, Inc.
                            --------------------------  ----------------------
                                Small                   PBHG Large     PBHG
                            Capitalization   Growth     Cap Growth  Growth II
                              Portfolio     Portfolio   Portfolio   Portfolio
                            -------------- -----------  ----------  ----------
                                 Six months ended         Six months ended
                                  June 30, 2000             June 30, 2000
                            --------------------------  ----------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............   $ (1,175,780)  (2,524,869)   (235,537)   (334,530)
 Net realized gain
  (loss)..................      1,988,160   14,266,110   3,077,134   4,943,274
 Unrealized appreciation
  (depreciation) on
  investments.............    (67,214,231) (51,355,663)  1,910,806   1,576,617
 Capital gain
  distribution............     63,049,078   49,596,493         --          --
                             ------------  -----------  ----------  ----------
Increase (decrease) in net
 assets from operations...     (3,352,773)   9,982,071   4,752,403   6,185,361
                             ------------  -----------  ----------  ----------
From capital transactions:
 Net premiums.............     28,669,432   53,971,888   6,299,772   8,327,973
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........       (177,943)  (1,367,949)    (90,805)    (89,895)
   Surrenders.............     (6,241,546) (11,224,045) (1,206,461) (2,556,052)
   Administrative expense
    (note 3)..............        (57,139)    (124,862)    (13,294)    (18,399)
   Transfer gain (loss)
    and transfer fees.....       (367,874)    (750,011)    (52,501)   (192,199)
 Transfers (to) from the
  Guarantee Account (note
  1)......................      6,745,695   19,409,428   4,643,352   3,640,632
 Interfund transfers......     22,151,796   10,118,262   9,053,215  18,487,040
                             ------------  -----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.............     22,052,989   16,060,823  12,333,506  19,271,127
                             ------------  -----------  ----------  ----------
Increase (decrease) in net
 assets...................     47,369,648   80,014,782  23,385,681  33,784,461
Net assets at beginning of
 year.....................    144,058,513  322,613,923  23,203,656  32,648,251
                             ------------  -----------  ----------  ----------
Net assets at end of
 period...................   $191,428,161  402,628,705  46,589,337  66,432,712
                             ============  ===========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                                Janus Aspen Series
                          -------------------------------------------------------------------
                           Aggressive                   Worldwide                  Flexible
                             Growth        Growth        Growth       Balanced      Income
                            Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                          -------------  -----------  -------------  -----------  -----------
                                          Six months ended June 30, 2000
                          -------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (4,544,477)  (5,379,729)    (7,444,921)  (3,573,004)    (407,463)
 Net realized gain
  (loss)................     78,937,130   37,598,508     72,276,797   11,889,176     (361,359)
 Unrealized appreciation
  (depreciation) on
  investments...........   (137,937,708) (60,329,548)   (71,183,400) (44,557,389)    (585,181)
 Capital gain
  distribution..........     56,964,582   33,400,339     16,274,329   36,663,407    1,669,618
                          -------------  -----------  -------------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............     (6,580,473)   5,289,570      9,922,805      422,190      315,615
                          -------------  -----------  -------------  -----------  -----------
From capital
 transactions:
 Net premiums...........    135,915,977  124,743,160    114,490,440   72,354,784   23,199,773
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,255,901)     425,248     (2,949,806)  (2,557,094)    (377,176)
   Surrenders...........    (34,771,534) (32,259,882)   (46,283,260) (19,146,688)  (7,161,873)
   Administrative
    expense (note 3)....       (220,236)    (331,252)      (466,504)    (224,422)     (75,696)
   Transfer gain (loss)
    and transfer fees...      4,920,783   (3,814,410)    (2,362,503)    (589,946) (13,800,567)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     28,064,748   30,666,076     30,867,729   43,514,309    4,842,681
 Interfund transfers....     90,603,988   52,220,777     48,655,037   24,871,601   (1,322,893)
                          -------------  -----------  -------------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    223,257,825  171,649,717    141,951,133  118,222,544    5,304,249
                          -------------  -----------  -------------  -----------  -----------
Increase (decrease) in
 net assets.............    216,677,352  176,939,287    151,873,938  118,644,734    5,619,864
Net assets at beginning
 of year................    515,508,589  690,176,996    987,856,504  460,227,256   56,452,441
                          -------------  -----------  -------------  -----------  -----------
Net assets at end of
 period.................  $ 732,185,941  867,116,283  1,139,730,442  578,871,990   62,072,305
                          =============  ===========  =============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  (Unaudited)

                                      Janus Aspen Series (continued)
                             ---------------------------------------------------
                             International    Capital     Global Life   Global
                                Growth      Appreciation   Sciences   Technology
                               Portfolio     Portfolio     Portfolio  Portfolio
                             -------------  ------------  ----------- ----------
                             Six months ended June 30,      Period from May 2,
                                        2000              2000 to June 30, 2000
                             ---------------------------  ----------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,687,128)   (3,165,705)      (7,286)     (9,753)
 Net realized gain (loss)...   42,787,485    22,613,600       46,408       2,544
 Unrealized appreciation
  (depreciation) on
  investments...............  (41,934,732)  (46,541,401)     242,890     218,431
 Capital gain distribution..      710,718     1,719,074          --          --
                             ------------   -----------    ---------  ----------
Increase (decrease) in net
 assets from operations.....     (123,657)  (25,374,432)     282,012     211,222
                             ------------   -----------    ---------  ----------
From capital transactions:
 Net premiums...............   72,332,277   107,866,254    1,434,417   3,101,357
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (701,393)     (726,163)         --          --
  Surrenders................  (10,253,858)  (13,194,537)     (56,522)     (7,557)
  Administrative expense
   (note 3).................     (134,090)     (147,667)        (370)       (627)
  Transfer gain (loss) and
   transfer fees............  (12,061,503)     (525,067)      18,679      44,964
 Transfer (to) from the
  Guarantee Account
  (note 1)..................    9,662,710    27,152,746      130,466      79,694
 Interfund transfers........   41,770,709    21,392,129    5,836,782   7,018,499
                             ------------   -----------    ---------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............  100,614,852   141,817,695    7,363,452  10,236,330
                             ------------   -----------    ---------  ----------
Increase (decrease) in net
 assets.....................  100,491,195   116,443,263    7,645,464  10,447,552
Net assets at beginning of
 year.......................  184,199,927   369,576,882          --          --
                             ------------   -----------    ---------  ----------
Net assets at end of
 period..................... $284,691,122   486,020,145    7,645,464  10,447,552
                             ============   ===========    =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                  (Unaudited)

                              Goldman Sachs
                            Variable Insurance     Salomon Brothers Variable Series
                                  Trust                       Funds Inc.
                          -----------------------  ----------------------------------
                           Growth &     Mid Cap    Strategic  Investors  Total Return
                          Income Fund  Value Fund  Bond Fund    Fund         Fund
                          -----------  ----------  ---------  ---------  ------------
                             Six months ended
                              June 30, 2000         Six months ended June 30, 2000
                          -----------------------  ----------------------------------
Increase (decrease) in
 net assets From
 operations:
 Net investment income
  (expense).............  $   (85,868)   (140,747)   (45,653)   (41,273)    (29,239)
 Net realized gain
  (loss)................       26,342    (168,721)   (38,097)   150,947     (14,005)
 Unrealized appreciation
  (depreciation) on
  investments...........      174,776     995,199    203,172    462,655     156,375
 Capital gain
  distribution..........          --          --         --         --          --
                          -----------  ----------  ---------  ---------   ---------
Increase (decrease) in
 net assets from
 operations.............      115,250     685,731    119,422    572,329     113,131
                          -----------  ----------  ---------  ---------   ---------
From capital
 transactions:
 Net premiums...........    3,492,969   3,756,347  1,917,574  2,814,916     592,123
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......          --      (43,738)   (22,162)       --      (20,505)
   Surrenders...........     (491,782)   (640,253)  (356,985)  (119,965)    (52,565)
   Administrative
    expense (note 3)....       (3,686)     (5,493)    (1,635)    (1,000)     (1,824)
   Transfer gain (loss)
    and transfer fees...       (8,757)   (120,767)    15,067    (43,804)     (3,742)
 Transfer (to) from the
  Guarantee Account
  (note 1)..............      717,213   1,593,178    581,699    449,638     429,087
Interfund transfers.....      287,616   2,335,727    240,638  1,757,264     623,487
                          -----------  ----------  ---------  ---------   ---------
Increase (decrease) in
 net assets from capital
 transactions...........    3,993,573   6,875,001  2,374,196  4,857,049   1,566,061
                          -----------  ----------  ---------  ---------   ---------
Increase (decrease) in
 net assets.............    4,108,823   7,560,732  2,493,618  5,429,378   1,679,192
Net assets at beginning
 of year................   10,198,690  16,513,496  5,328,000  3,791,907   3,250,699
                          -----------  ----------  ---------  ---------   ---------
Net assets at end of
 period.................  $14,307,513  24,074,228  7,821,618  9,221,285   4,929,891
                          ===========  ==========  =========  =========   =========



           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                                 June 30, 2000
                                  (Unaudited)

(1) Description of Entity

  GE Life & Annuity Separate Account 4 is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During the second quarter of 2000, two new investment subdivisions were added to the Account for Type I, Type II, Type III, and Type IV policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy forms P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III are sold under policy form P1152. Type IV units are sold under policy form P1151. Effective third quarter 2000, Type V and Type VI units will be sold under policy forms P1153 and P1154 respectively.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

  The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2000 were:

                                                       Cost of     Proceeds from
Fund/Portfolio                                     Shares Acquired  Shares Sold
--------------                                     --------------- -------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  213,974,825    133,769,952
 Money Market Fund................................  1,520,910,064  1,535,620,629
 Total Return Fund................................     21,098,517     14,414,474
 International Equity Fund........................     38,815,141     33,280,484
 Real Estate Securities Fund......................     13,424,268      8,605,090
 Global Income Fund...............................      1,851,000      2,415,177
 Mid-Cap Value Equity Fund........................     33,274,020     19,601,975
 Income Fund......................................     12,060,082      9,930,475
 U.S. Equity Fund.................................     23,401,809      7,059,229
 Premier Growth Equity Fund.......................     39,803,276      9,036,716
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     22,572,410     15,777,491
 Capital Appreciation Fund/VA.....................     91,676,781     40,692,053
 Aggressive Growth Fund/VA........................    156,158,876    103,130,879
 High Income Fund/VA..............................     41,869,964     47,536,629
 Multiple Strategies Fund/VA......................     17,858,238     11,994,039
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    121,383,835    120,064,685
 Growth Portfolio.................................    245,420,112    122,744,690
 Overseas Portfolio...............................    322,639,561    310,086,057
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     74,670,360     74,731,524
 Contrafund Portfolio.............................    182,281,789     76,548,579
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................     49,974,355     25,977,427
 Growth Opportunties Portfolio....................     34,573,028     24,709,657

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares    from Shares
Fund/Portfolio                                            Acquired      Sold
--------------                                          ------------ -----------
Federated Insurance Series:
  American Leaders Fund II............................. $ 33,448,820  28,683,169
  High Income Bond Fund II.............................   35,695,053  28,715,832
  Utility Fund II......................................   14,999,234  10,284,540
Alger American Fund:
  Small Capitalization Portfolio.......................  196,011,572  85,230,932
  Growth Portfolio.....................................  234,641,301 118,743,747
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio......................   29,497,117  11,250,777
  PBHG Growth II Portfolio.............................   56,678,479  29,501,540
Janus Aspen Series:
  Aggressive Growth Portfolio..........................  578,399,565 310,343,488
  Growth Portfolio.....................................  331,969,089 132,626,057
  Worldwide Growth Portfolio...........................  348,274,320 197,016,709
  Balanced Portfolio...................................  221,799,435  70,640,455
  Flexible Income Portfolio............................   20,434,171  13,716,476
  International Growth Portfolio.......................  281,304,551 185,040,267
  Capital Appreciation Portfolio.......................  258,049,989 117,884,602
  Global Life Sciences Portfolio.......................   12,757,845   5,511,765
  Global Technology Portfolio..........................   13,348,725   3,194,161
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund...............................    7,908,997   3,974,637
  Mid Cap Value Fund...................................   16,814,952  10,103,028
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund..................................    3,743,571   1,493,761
  Investors Fund.......................................    7,889,780   3,239,237
  Total Return Fund....................................    2,197,932     656,371

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Type I, Type II, Type III and Type IV units from capital transactions for the six months or lesser period ended June 30, 2000 is as follows:

                                        GE Investments Funds, Inc.
                         -----------------------------------------------------------
                          S&P 500     Money       Total                  Real Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
                         ---------  ----------  ---------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274    513,721     203,538      218,219
                         ---------  ----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........     2,767      11,106        853           1          499
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (1,547)    (26,690)    (8,364)        --          (528)
   Surrenders...........   (84,553) (1,991,572)   (36,715)    (14,650)      (9,121)
   Cost of insurance and
    administrative
    expense.............    (1,158)     (5,250)      (580)       (144)        (134)
 Transfers (to) from the
  Guarantee Account.....     7,366      43,192        549         167          --
 Interfund transfers....   (73,556)    614,117    (38,554)    (73,312)      12,599
                         ---------  ----------  ---------     -------      -------
Net increase (decrease)
 from capital
 transactions...........  (150,681) (1,355,097)   (82,811)    (87,938)       3,315
                         ---------  ----------  ---------     -------      -------
Units outstanding at
 June 30, 2000..........   929,209   3,910,177    430,910     115,600      221,534
                         =========  ==========  =========     =======      =======
                                  GE Investments Funds, Inc. (continued)
                         -----------------------------------------------------------
                                     Mid-Cap
                          Global      Value                                Premier
                          Income      Equity     Income     U.S. Equity    Growth
                           Fund        Fund       Fund         Fund      Equity Fund
                         ---------  ----------  ---------  ------------- -----------
Type I Units:
Units outstanding at
 December 31, 1999......    50,781     419,746  1,124,188      82,891          --
                         ---------  ----------  ---------     -------      -------
From capital
 transactions:
 Net premiums...........        44       2,263        187         228       46,815
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......       --          --      (1,394)        --           --
   Surrenders...........    (7,953)    (51,559)  (126,860)     (2,447)      (8,158)
   Cost of insurance and
    administrative
    expense.............       (50)       (465)    (1,165)        (95)         (97)
 Transfers (to) from the
  Guarantee Account.....       --        3,123      2,345         --           540
 Interfund transfers....   (14,055)     39,385    (48,047)     (4,171)      55,171
                         ---------  ----------  ---------     -------      -------
Net increase (decrease)
 from capital
 transactions...........   (22,014)     (7,253)  (174,934)     (6,485)      94,271
                         ---------  ----------  ---------     -------      -------
Units outstanding at
 June 30, 2000..........    28,767     412,493    949,254      76,406       94,271
                         =========  ==========  =========     =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                     Capital    Aggressive    High      Multiple
                           Bond    Appreciation   Growth     Income    Strategies
                         Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ------------ ----------  ---------  ----------
Units outstanding at
 December 31, 1999......  768,244    957,458    1,804,530   1,245,529  1,051,087
                         --------    -------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    1,932      1,154        3,253       3,410      1,478
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (3,370)    (4,879)      (2,822)     (2,450)    (5,557)
   Surrenders...........  (79,468)   (58,096)    (165,769)   (128,338)  (109,759)
   Cost of insurance and
    administrative
    expense.............     (827)    (1,053)      (2,037)     (1,329)    (1,143)
 Transfers (to) from the
  Guarantee Account.....    1,002        932        1,478      (1,103)       699
 Interfund transfers....  (45,638)    (3,115)      11,812     (80,361)   (47,191)
                         --------    -------    ---------   ---------  ---------
Net increase (decrease)
 from capital
 transactions........... (126,369)   (65,057)    (154,085)   (210,171)  (161,473)
                         --------    -------    ---------   ---------  ---------
Units outstanding at
 June 30, 2000..........  641,875    892,401    1,650,445   1,035,358    889,614
                         ========    =======    =========   =========  =========

                          Variable Insurance Products      Variable Insurance       Variable Insurance
                                     Fund                   Products Fund II         Products Fund III
                         -------------------------------  ----------------------  ------------------------
                          Equity-                           Asset                 Growth &      Growth
                          Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units:            ---------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1999...... 4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ---------  ---------  ---------  ----------  ---------   --------      -------
From capital
 transactions:
 Net premiums...........     5,933      5,193      3,745      24,773     11,080      1,831        2,127
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (16,743)    (2,537)    (4,645)    (42,180)    (1,805)    (1,110)      (3,583)
   Surrenders...........  (460,120)  (321,283)  (182,254) (1,247,541)  (291,802)   (82,360)     (34,149)
   Cost of insurance and
    administrative
    expense.............    (4,756)    (3,659)    (2,151)    (15,086)    (2,918)      (629)        (565)
 Transfers (to) from the
  Guarantee Account.....     3,034        549     (1,414)      1,840      7,694      6,876        3,302
 Interfund transfers....  (331,926)   (43,041)   (36,779)   (368,635)   (74,550)   (67,191)     (65,353)
                         ---------  ---------  ---------  ----------  ---------   --------      -------
Net increase (decrease)
 from capital
 transactions...........  (804,578)  (364,778)  (223,498) (1,646,829)  (352,301)  (142,583)     (98,221)
                         ---------  ---------  ---------  ----------  ---------   --------      -------
Units outstanding at
 June 30, 2000.......... 3,650,041  2,945,345  2,020,774  10,341,982  2,297,952    476,232      427,160
                         =========  =========  =========  ==========  =========   ========      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued


                                                                                     PBHG Insurance
                          Federated Insurance Series      Alger American Fund      Series Fund, Inc.
                         -----------------------------  ------------------------  --------------------
                         American     High                  Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility  Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II    Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- -------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1999......  474,111    450,443   363,909    1,090,003    1,237,526   132,343    226,702
                         --------    -------   -------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........      790        317     2,168        4,950        3,842       176      2,106
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (1,125)    (2,189)     (271)         --        (1,232)      --         --
   Surrenders...........  (44,214)   (39,173)  (35,407)    (107,578)     (80,263)  (10,452)   (42,793)
   Cost of insurance and
    administrative
    expense.............     (475)      (398)     (425)      (1,430)      (1,278)     (184)      (316)
 Transfers (to) from the
  Guarantee Account.....    3,632      1,308       764        5,178        4,297       352      1,701
 Interfund transfers....  (61,661)    (4,152)   (2,511)     209,575      (37,201)   83,040    225,655
                         --------    -------   -------    ---------    ---------   -------    -------
Net increase (decrease)
 from capital
 transactions........... (103,053)   (44,287)  (35,682)     110,695     (111,835)   72,932    186,353
                         --------    -------   -------    ---------    ---------   -------    -------
Units outstanding at
 June 30, 2000..........  371,058    406,156   328,227    1,200,698    1,125,691   205,275    413,055
                         ========    =======   =======    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                           Janus Aspen Series
                           ------------------------------------------------------
                           Aggressive             Worldwide             Flexible
                             Growth     Growth     Growth    Balanced    Income
                           Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
Type I Units:              ----------  ---------  ---------  ---------  ---------
Units outstanding at
 December 31, 1999.......  1,789,828   4,139,512  4,314,377  2,796,176   514,641
                           ---------   ---------  ---------  ---------   -------
From capital
 transactions:
 Net premiums............     21,267      19,244     19,445      9,244     4,054
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits.........     (3,301)     (9,159)    (8,530)    (5,274)     (679)
  Surrenders.............   (468,507)   (412,502)  (404,308)  (284,949)  (51,466)
  Cost of insurance and
   administrative
   expense...............     (5,963)     (4,733)    (4,834)    (3,237)     (732)
 Transfers (to) from the
  Guarantee Account......      5,683      12,069      9,820     15,707       (37)
 Interfund transfers.....    415,223      45,958    108,373     60,400    (3,489)
                           ---------   ---------  ---------  ---------   -------
Net increase (decrease)
 from capital
 transactions............    (35,598)   (349,123)  (280,034)  (208,109)  (52,349)
                           ---------   ---------  ---------  ---------   -------
Units outstanding at June
 30, 2000................  1,754,230   3,790,389  4,034,343  2,588,067   462,292
                           =========   =========  =========  =========   =======

                                        Janus Aspen Series (continued)
                                -----------------------------------------------
                                                            Global
                                International   Capital      Life      Global
                                   Growth     Appreciation Sciences  Technology
                                  Portfolio    Portfolio   Portfolio Portfolio
Type I Units:                   ------------- ------------ --------- ----------
Units outstanding at December
 31, 1999......................     949,972    1,124,173       --         --
                                  ---------    ---------    ------     ------
From capital transactions:
 Net premiums..................       4,452        4,162       --         --
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............      (1,442)      (1,348)      --         --
  Surrenders...................     (76,232)     (71,267)      --         --
  Cost of insurance and
   administrative expense......      (1,275)      (1,192)       (7)       (19)
 Transfers (to) from the
  Guarantee Account............       3,561        4,328       --       1,367
 Interfund transfers...........     198,808      (44,109)   38,328     96,512
                                  ---------    ---------    ------     ------
Net increase (decrease) from
 capital transactions..........     127,872     (109,426)   38,321     97,860
                                  ---------    ---------    ------     ------
Units outstanding at June 30,
 2000..........................   1,077,844    1,014,747    38,321     97,860
                                  =========    =========    ======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                  Goldman Sachs
                                Variable Insurance  Salomon Brothers Variable
                                      Trust             Series Funds Inc.
                                ------------------  --------------------------
                                Growth and Mid Cap                      Total
                                  Income    Value   Strategic Investors Return
                                   Fund     Fund    Bond Fund   Fund     Fund
Type I Units:                   ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1999......................   80,699   195,348    46,435   15,929    6,185
                                 -------   -------   -------   ------   ------
From capital transactions:
 Net premiums..................    2,889       780       149        8       14
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............      --        --        --       --       --
  Surrenders...................  (17,897)  (40,172)  (13,453)  (2,193)     (15)
  Cost of insurance and
   administrative expense......      (86)     (232)      (51)     (31)     (20)
 Transfers (to) from the
  Guarantee Account............      --      3,980        42      336    1,690
 Interfund transfers...........   11,722    (4,820)    2,032   24,981   19,209
                                 -------   -------   -------   ------   ------
Net increase (decrease) from
 capital transactions..........   (3,372)  (40,464)  (11,281)  23,101   20,878
                                 -------   -------   -------   ------   ------
Units outstanding at June 30,
 2000..........................   77,327   154,884    35,154   39,030   27,063
                                 =======   =======   =======   ======   ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                          GE Investments Funds, Inc.
                         --------------------------------------------------------------
                          S&P 500                  Total                   Real Estate
                           Index    Money Market  Return    International  Securities
                           Fund         Fund       Fund      Equity Fund      Fund
Type II Units:           ---------  ------------ ---------  ------------- -------------
Units outstanding at
 December 31, 1999...... 7,955,210   13,992,458  1,884,184      735,974     1,409,644
                         ---------   ----------  ---------    ---------     ---------
From capital
 transactions:
 Net premiums...........   520,685    7,226,274     53,749       57,235        19,162
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (24,454)    (119,142)    (9,590)      (1,773)       (2,636)
   Surrenders...........  (220,524)  (2,426,854)   (53,581)     (19,342)      (26,367)
   Cost of insurance and
    administrative
    expense.............    (3,107)      (4,982)      (688)        (255)         (485)
 Transfers (to) from the
  Guarantee Account.....   730,256    1,386,135    119,838       37,953        36,607
 Interfund transfers....  (285,169)  (7,987,485)   (36,725)      41,317        50,931
                         ---------   ----------  ---------    ---------     ---------
Net increase (decrease)
 from capital
 transactions...........   717,687   (1,926,054)    73,003      115,135        77,212
                         ---------   ----------  ---------    ---------     ---------
Units outstanding at
 June 30, 2000.......... 8,672,897   12,066,404  1,957,187      851,109     1,486,856
                         =========   ==========  =========    =========     =========
                                    GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------
                          Global      Mid-Cap                                Premier
                          Income    Value Equity  Income     U.S. Equity  Growth Equity
                           Fund         Fund       Fund         Fund          Fund
Type II Units:           ---------  ------------ ---------  ------------- -------------
Units outstanding at
 December 31, 1999......   291,731    3,011,792  2,729,732    1,613,261       802,961
                         ---------   ----------  ---------    ---------     ---------
From capital
 transactions:
 Net premiums...........     6,106      223,776     85,095      249,356       407,773
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --        (5,747)   (22,250)     (15,795)       (6,101)
   Surrenders...........   (21,407)    (107,392)  (135,236)     (35,730)      (23,487)
   Cost of insurance and
    administrative
    expense.............       (80)      (1,219)      (844)        (785)         (234)
 Transfers (to) from the
  Guarantee Account.....    19,197      289,062    221,519      307,841       318,769
 Interfund transfers....   (29,935)      35,392   (167,192)      88,544       278,404
                         ---------   ----------  ---------    ---------     ---------
Net increase (decrease)
 from capital
 transactions...........   (26,119)     433,872    (18,908)     593,431       975,124
                         ---------   ----------  ---------    ---------     ---------
Units outstanding at
 June 30, 2000..........   265,612    3,445,664  2,710,824    2,206,692     1,778,085
                         =========   ==========  =========    =========     =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
Type II Units:           ---------  ------------ ----------  ---------  ----------
Units outstanding at
 December 31, 1999...... 2,531,310   3,232,987   2,933,967   3,792,914  1,504,814
                         ---------   ---------   ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    65,510     172,022     112,466      61,421     37,170
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (18,454)    (16,648)     (6,045)    (10,027)    (6,506)
   Surrenders...........   (62,786)   (123,415)   (107,136)   (380,244)   (33,679)
   Cost of insurance and
    administrative
    expense.............      (654)     (1,002)       (585)     (1,105)      (486)
 Transfers (to) from the
  Guarantee Account.....   136,451     133,202      55,475      96,981     35,798
 Interfund transfers....  (123,818)     65,178     130,164    (324,481)   (42,391)
                         ---------   ---------   ---------   ---------  ---------
Net increase (decrease)
 from capital
 transactions...........    (3,751)    229,337     184,339    (557,455)   (10,094)
                         ---------   ---------   ---------   ---------  ---------
Units outstanding at
 June 30, 2000.......... 2,527,559   3,462,324   3,118,306   3,235,459  1,494,720
                         =========   =========   =========   =========  =========


                          Variable Insurance Products       Variable Insurance
                                      Fund                   Products Fund II
                         --------------------------------  ---------------------
                          Equity-                            Asset
                           Income     Growth    Overseas    Manager   Contrafund
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio
Type II Units:           ----------  ---------  ---------  ---------  ----------
Units outstanding at
 December 31, 1999...... 10,963,577  4,760,717  1,525,527  3,361,601  11,622,130
                         ----------  ---------  ---------  ---------  ----------
From capital transac-
 tions:
 Net premiums...........    159,732    318,363     49,025     74,959     434,954
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (42,635)   (16,658)    (2,685)   (10,719)    (20,070)
   Surrenders...........   (424,076)  (214,478)   (51,337)  (140,245)   (292,239)
   Cost of insurance and
    administrative
    expense.............     (3,466)    (1,439)      (319)    (1,083)     (2,948)
 Transfers (to) from the
  Guarantee Account.....    275,877    219,701     29,865    110,904     391,306
 Interfund transfers....   (663,229)    89,418     39,394   (123,772)    (85,772)
                         ----------  ---------  ---------  ---------  ----------
Net increase (decrease)
 from capital
 transactions...........   (697,797)   394,907     63,943    (89,956)    425,231
                         ----------  ---------  ---------  ---------  ----------
Units outstanding at
 June 30, 2000.......... 10,265,780  5,155,624  1,589,470  3,271,645  12,047,361
                         ==========  =========  =========  =========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III       Federated Insurance Series
                         ------------------------ --------------------------------
                         Growth &      Growth     American   High Income
                          Income    Opportunities  Leaders      Bond      Utility
                         Portfolio    Portfolio    Fund II     Fund II    Fund II
Type II Units:           ---------  ------------- ---------  ----------- ---------
Units outstanding at
 December 31, 1999...... 5,051,739    4,766,024   4,554,700   3,376,105  2,483,985
                         ---------    ---------   ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   261,838      245,132     174,336      68,802    122,749
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (15,855)      (7,968)    (31,598)    (17,153)    (8,160)
   Surrenders...........  (119,835)    (136,216)   (164,479)   (114,032)  (120,853)
   Cost of insurance and
    administrative
    expense.............    (2,143)      (1,979)     (1,888)     (1,078)    (1,461)
 Transfers (to) from the
  Guarantee Account.....   540,979      376,535     253,091     188,453    219,196
 Interfund transfers....  (406,314)    (587,591)   (338,966)   (188,681)  (205,817)
                         ---------    ---------   ---------   ---------  ---------
Net increase (decrease)
 from capital
 transactions...........   258,670     (112,087)   (109,504)    (63,689)     5,654
                         ---------    ---------   ---------   ---------  ---------
Units outstanding at
 June 30, 2000.......... 5,310,409    4,653,937   4,445,196   3,312,416  2,489,639
                         =========    =========   =========   =========  =========

                                                            PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                                ------------------------  --------------------
                                                            PBHG
                                    Small                 Large Cap    PBHG
                                Capitalization  Growth     Growth    Growth II
                                  Portfolio    Portfolio  Portfolio  Portfolio
Type II Units:                  -------------- ---------  ---------  ---------
Units outstanding at December
 31, 1999......................   6,310,836    8,583,493    811,131  1,242,408
                                  ---------    ---------  ---------  ---------
From capital transactions:
 Net premiums..................     460,140      840,124    228,203    314,149
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits...............      (8,282)     (23,138)    (3,292)    (3,416)
  Surrenders...................    (224,677)    (279,884)   (32,833)   (50,000)
  Cost of insurance and
   administrative expense......      (1,822)      (3,127)      (290)      (351)
 Transfers (to) from the
  Guarantee Account............     321,763      649,947    167,969    136,473
 Interfund transfers...........     446,353       97,417    241,568    453,985
                                  ---------    ---------  ---------  ---------
Net increase (decrease) from
 capital transactions..........     993,475    1,281,339    601,325    850,840
                                  ---------    ---------  ---------  ---------
Units outstanding at June 30,
 2000..........................   7,304,311    9,864,832  1,412,456  2,093,248
                                  =========    =========  =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
Type II Units:           ----------  ----------  ----------  ----------  ---------
Units outstanding at
 December 31, 1999...... 5,067,599   11,701,274  14,578,854  12,451,725  3,172,870
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums...........   844,832    1,103,984     851,556   1,240,468    103,750
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (9,769)      34,194     (37,544)    (67,193)    (1,648)
   Surrenders...........  (373,243)    (368,641)   (474,529)   (417,557)   (23,460)
   Cost of insurance and
    administrative
    expense.............    (1,347)      (3,826)     (4,363)     (5,552)      (208)
 Transfers (to) from the
  Guarantee Account.....   445,413      692,551     554,732   1,618,132     22,894
 Interfund transfers....   781,437      610,502     430,464     449,450    (13,412)
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 from capital
 transactions........... 1,687,323    2,068,764   1,320,316   2,817,748     87,916
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 June 30, 2000.......... 6,754,922   13,770,038  15,899,170  15,269,473  3,260,786
                         =========   ==========  ==========  ==========  =========

                                        Janus Aspen Series (continued)
                               -------------------------------------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
Type II Units:                 ------------- ------------ ----------- ----------
Units outstanding at December
 31, 1999....................    4,728,347    6,407,884         --         --
                                 ---------    ---------     -------    -------
From capital transactions:
 Net premiums................      902,079    1,058,590      59,656     96,505
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............       (9,063)     (10,635)        --         --
  Surrenders.................     (191,483)    (224,706)        (47)      (168)
  Cost of insurance and
   administrative expense....       (2,440)      (2,863)        (26)       (44)
 Transfers (to) from the
  Guarantee Account..........      231,025      767,351      11,005      5,800
 Interfund transfers.........      498,464      248,282     264,338    237,322
                                 ---------    ---------     -------    -------
Net increase (decrease) from
 capital transactions........    1,428,582    1,836,019     334,926    339,415
                                 ---------    ---------     -------    -------
Units outstanding at June 30,
 2000........................    6,156,929    8,243,903     334,926    339,415
                                 =========    =========     =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Funds Inc.
                              --------------------  ---------------------------
                              Growth and  Mid Cap   Strategic            Total
                                Income     Value      Bond    Investors Return
                                 Fund      Fund       Fund      Fund     Fund
Type II Units:                ---------- ---------  --------- --------- -------
Units outstanding at
 December 31, 1999..........   779,766   1,156,388   245,779   111,934  175,544
                               -------   ---------   -------   -------  -------
From capital transactions:
 Net premiums...............    71,053     145,618    68,432    25,547   13,168
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............       --       (3,255)      --        --      (448)
  Surrenders................   (26,843)    (21,003)  (16,702)   (3,185)  (2,693)
  Cost of insurance and
   administrative expense...      (302)       (380)      (99)      (29)    (146)
 Transfers (to) from the
  Guarantee Account.........    59,026     143,856    49,311    20,595   30,439
 Interfund transfers........    (2,529)     (5,179)  (11,254)   69,066   13,086
                               -------   ---------   -------   -------  -------
Net increase (decrease) from
 capital transactions.......   100,405     259,657    89,688   111,994   53,406
                               -------   ---------   -------   -------  -------
Units outstanding at June
 30, 2000...................   880,171   1,416,045   335,467   223,928  228,950
                               =======   =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         --------------------------------------------------------------
                          S&P 500                    Total                  Real Estate
                           Index     Money Market   Return    International Securities
                            Fund         Fund        Fund      Equity Fund     Fund
                         ----------  ------------  ---------  ------------- -----------
Type III Units:
Units outstanding at
 December 31, 1999......  7,821,903   12,703,804   1,305,705     179,463      107,802
                         ----------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums...........  3,645,204   21,677,634     512,400     151,712       52,018
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (36,251)     (43,845)     (1,541)        --           --
   Surrenders...........   (151,743)    (329,392)    (41,850)     (3,276)      (2,373)
   Cost of insurance and
    administrative
    expense.............       (832)        (690)       (156)        (20)         (50)
 Transfers (to) from the
  Guarantee Account.....    296,453       44,733      60,914      10,379        7,218
 Interfund transfers....    485,905  (20,554,869)    112,270     169,851      229,314
                         ----------  -----------   ---------     -------      -------
Net increase (decrease)
 from capital
 transactions...........  4,238,736      793,571     642,037     328,646      286,127
                         ----------  -----------   ---------     -------      -------
Units outstanding at
 June 30, 2000.......... 12,060,639   13,497,375   1,947,742     508,109      393,929
                         ==========  ===========   =========     =======      =======

                                    GE Investments Funds, Inc. (continued)
                                 ----------------------------------------------
                                   Mid-Cap               U.S.        Premier
                                 Value Equity Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
                                 ------------ -------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1999.......................  1,168,256   433,696  1,442,844    1,380,484
                                  ---------   -------  ---------    ---------
From capital transactions:
 Net premiums...................    495,516   102,433    642,519    1,145,339
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................     (3,730)   (2,872)   (28,689)      (2,065)
  Surrenders....................    (22,871)  (10,778)   (30,839)     (36,912)
  Cost of insurance and
   administrative expense.......       (121)      (28)       (68)         (25)
 Transfers (to) from the
  Guarantee Account.............     46,796    30,437     41,770       77,194
 Interfund transfers............    102,635    30,692    136,143      352,345
                                  ---------   -------  ---------    ---------
Net increase (decrease) from
 capital transactions...........    618,225   149,884    760,836    1,535,876
                                  ---------   -------  ---------    ---------
Units outstanding at June 30,
 2000...........................  1,786,481   583,580  2,203,680    2,916,360
                                  =========   =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------
                                      Capital    Aggressive    High      Multiple
                           Bond     Appreciation   Growth     Income    Strategies
                          Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                         ---------  ------------ ----------  ---------  ----------
Type III Units:
Units outstanding at
 December 31, 1999......   690,965   1,214,374     894,256     923,199   305,825
                         ---------   ---------   ---------   ---------   -------
From capital
 transactions:
  Net premiums..........   319,289     918,568     977,549     205,156   125,168
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......    (3,397)        --         (430)     (1,063)      --
    Surrenders..........   (22,348)    (22,614)    (39,694)    (12,657)   (7,905)
    Cost of insurance
     and administrative
     expense............       (88)       (103)       (120)       (101)      (29)
  Transfers (to) from
   the Guarantee
   Account..............    37,775      50,056      14,996      36,523    16,949
  Interfund transfers...    38,776     477,983     675,267      85,376   107,389
                         ---------   ---------   ---------   ---------   -------
Net increase (decrease)
 from capital
 transactions...........   370,007   1,423,890   1,627,568     313,234   241,572
                         ---------   ---------   ---------   ---------   -------
Units outstanding at
 June 30, 2000.......... 1,060,972   2,638,264   2,521,824   1,236,433   547,397
                         =========   =========   =========   =========   =======

                                             Variable Insurance Products Fund
                                            -----------------------------------
                                            Equity-Income   Growth    Overseas
                                              Portfolio   Portfolio   Portfolio
                                            ------------- ----------  ---------
Type III Units:
Units outstanding at December 31, 1999.....   3,203,653    6,561,710   388,067
                                              ---------   ----------   -------
From capital transactions:
  Net premiums.............................     769,016    2,694,980   352,661
  Transfers (to) from the general account
   of GE Life & Annuity:
   Death benefits..........................      (5,039)     (51,330)      --
   Surrenders..............................     (59,330)    (137,605)   (5,782)
   Cost of insurance and administrative
    expense................................        (394)        (931)      (58)
  Transfers (to) from the Guarantee
   Account.................................     121,097      161,677    25,210
  Interfund transfers......................     319,850      907,250    98,058
                                              ---------   ----------   -------
Net increase (decrease) from capital
 transactions..............................   1,145,200    3,574,041   470,089
                                              ---------   ----------   -------
Units outstanding at June 30, 2000.........   4,348,853   10,135,751   858,156
                                              =========   ==========   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                  Variable Insurance      Variable Insurance
                                   Products Fund II        Products Fund III
                                 ---------------------  ------------------------
                                   Asset                Growth &      Growth
                                  Manager   Contrafund   Income    Opportunities
                                 Portfolio  Portfolio   Portfolio    Portfolio
                                 ---------  ----------  ---------  -------------
Type III Units:
Units outstanding at December
 31, 1999.......................   777,512  5,211,986   2,078,979    1,709,162
                                 ---------  ---------   ---------    ---------
From capital transactions:
  Net premiums..................   380,237  2,220,052     907,228      456,588
  Transfers (to) from the
   general account of GE Life &
   Annuity:
   Death benefits...............       --     (10,821)     (2,158)      (2,406)
   Surrenders...................   (19,418)   (92,160)    (70,893)     (41,255)
   Cost of insurance and
    administrative expense......      (101)      (545)       (356)        (198)
  Transfers (to) from the
   Guarantee Account............    70,546    173,228     115,549       50,070
  Interfund transfers...........    43,919    622,592     144,550       65,597
                                 ---------  ---------   ---------    ---------
Net increase (decrease) from
 capital transactions...........   475,183  2,912,346   1,093,920      528,396
                                 ---------  ---------   ---------    ---------
Units outstanding at June 30,
 2000........................... 1,252,695  8,124,332   3,172,899    2,237,558
                                 =========  =========   =========    =========

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
                         ---------  ----------- -------  -------------- ---------
Type III Units:
Units outstanding at
 December 31, 1999...... 1,114,543     799,186  491,571    1,160,756    5,377,154
                         ---------   ---------  -------    ---------    ---------
From capital
 transactions:
  Net premiums..........   320,904     264,850  150,581    1,157,947    2,190,319
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......    (1,849)       (666)  (1,777)      (1,953)     (56,868)
    Surrenders..........   (21,859)    (19,788)  (6,247)     (28,124)    (123,617)
    Cost of insurance
     and administrative
     expense............      (168)        (71)     (41)         (96)        (572)
  Transfers (to) from
   the Guarantee
   Account..............    40,534      50,510   23,794       58,755      164,910
  Interfund transfers...   104,945      10,554   59,768      666,349      618,433
                         ---------   ---------  -------    ---------    ---------
Net increase (decrease)
 from capital
 transactions...........   442,507     305,389  226,078    1,852,878    2,792,605
                         ---------   ---------  -------    ---------    ---------
Units outstanding at
 June 30, 2000.......... 1,557,050   1,104,575  717,649    3,013,634    8,169,759
                         =========   =========  =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                          Janus Aspen Series
                         ---------------------------------------------------------
                         Aggressive              Worldwide               Flexible
                           Growth      Growth      Growth     Balanced    Income
                         Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                         ----------  ----------  ----------  ----------  ---------
Type III Units:
Units outstanding at
 December 31, 1999...... 4,781,470    8,278,915   5,789,831   7,205,031    606,070
                         ---------   ----------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums........... 3,403,783    5,238,217   3,875,085   3,118,743    272,446
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (27,402)     (38,960)    (41,269)    (65,851)    (2,907)
   Surrenders...........  (120,232)    (219,224)   (162,544)   (162,501)   (16,446)
   Cost of insurance and
    administrative
    expense.............      (485)        (996)       (748)       (973)       (67)
 Transfers (to) from the
  Guarantee Account.....    93,799      268,149     167,222     318,984     43,246
 Interfund transfers.... 1,428,544    1,759,351   1,172,966     982,387    139,855
                         ---------   ----------  ----------  ----------  ---------
Net increase (decrease)
 from capital
 transactions........... 4,778,007    7,006,537   5,010,712   4,190,789    436,127
                         ---------   ----------  ----------  ----------  ---------
Units outstanding at
 June 30, 2000.......... 9,559,477   15,285,452  10,800,543  11,395,820  1,042,197
                         ---------   ----------  ----------  ----------  ---------

                                        Janus Aspen Series (continued)
                               -------------------------------------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type III Units:
Units outstanding at December
 31, 1999....................    1,251,115     8,073,338        --         --
                                 ---------    ----------    -------    -------
From capital transactions:
 Net premiums................    1,714,317     4,195,529     74,218    200,314
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............      (16,823)      (21,257)       --         --
  Surrenders.................      (30,362)     (204,247)    (5,494)      (587)
  Cost of insurance and
   administrative expense....         (142)       (1,057)        (3)       --
 Transfers (to) from the
  Guarantee Account..........       40,217       135,755      1,690        865
 Interfund transfers.........      673,964       818,044    264,837    362,919
                                 ---------    ----------    -------    -------
Net increase (decrease) from
 capital transactions........    2,381,171     4,922,767    335,248    563,511
                                 ---------    ----------    -------    -------
Units outstanding at June 30,
 2000........................    3,632,286    12,996,105    335,248    563,511
                                 ---------    ----------    -------    -------

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                           Goldman Sachs Variable     Salomon Brothers Variable
                               Insurance Trust            Series Funds Inc.
                         --------------------------  ---------------------------
                          Growth and     Mid Cap     Strategic            Total
                            Income        Value        Bond    Investors Return
                             Fund         Fund         Fund      Fund     Fund
                         ------------   -----------  --------- --------- -------
Type III Units:
Units outstanding at
 December 31, 1999......      204,598       482,846   223,881   187,111  117,856
                          -----------   -----------   -------   -------  -------
From capital
 transactions:
 Net premiums...........      240,500       215,365    99,497   204,953   43,441
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........          --         (1,478)   (2,184)      --    (1,589)
  Surrenders............       (5,796)      (12,255)   (4,909)   (3,930)  (2,300)
  Cost of insurance and
   administrative
   expense..............          (18)          (54)      (11)      (15)      (5)
 Transfers (to) from the
  Guarantee Account.....       17,344        28,836     7,194    13,472    8,659
 Interfund transfers....       11,095       234,479    33,119    38,183   27,898
                          -----------   -----------   -------   -------  -------
Net increase (decrease)
 from capital transac-
 tions..................      263,125       464,893   132,706   252,663   76,104
                          -----------   -----------   -------   -------  -------
Units outstanding at
 June 30, 2000..........      467,723       947,739   356,587   439,774  193,960
                          ===========   ===========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type IV Units:           ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1999......   543,614   1,214,273   78,079     15,200       10,487
                         ---------  ----------  -------     ------       ------
From capital
 transactions:
 Net premiums...........   464,211   3,643,017   62,325     22,967        6,990
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (866)        --       --         --           --
   Surrenders...........   (20,026)   (134,626)  (4,702)      (123)         (11)
   Cost of insurance and
    administrative
    expense.............       --          --       --         --           --
 Transfers (to) from the
  Guarantee Account.....    13,864      (8,946)   3,125        290           53
 Interfund transfers....    98,683  (2,971,603)   2,135      3,237       10,034
                         ---------  ----------  -------     ------       ------
Net increase (decrease)
 from capital
 transactions...........   555,866     527,842   62,883     26,371       17,066
                         ---------  ----------  -------     ------       ------
Units outstanding at
 June 30, 2000.......... 1,099,480   1,742,115  140,962     41,571       27,553
                         =========  ==========  =======     ======       ======

                                     GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Mid-Cap              U.S.       Premier
                                   Value Equity Income   Equity   Growth Equity
                                       Fund      Fund     Fund        Fund
Type IV Units:                     ------------ -------  -------  -------------
Units outstanding at December 31,
 1999.............................   147,340     67,078  100,906      96,385
                                     -------    -------  -------     -------
From capital transactions:
 Net premiums.....................   122,728     74,783   78,111     115,372
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................       --         --       --          --
  Surrenders......................    (7,179)      (860)  (7,487)     (1,684)
  Cost of insurance and
   administrative expense.........       --         --       --          --
 Transfers (to) from the Guarantee
  Account.........................     2,383        611    1,815         264
 Interfund transfers..............     7,203    234,395    5,584      14,287
                                     -------    -------  -------     -------
Net increase (decrease) from
 capital transactions.............   125,135    308,929   78,023     128,239
                                     -------    -------  -------     -------
Units outstanding at June 30,
 2000.............................   272,475    376,007  178,929     224,624
                                     =======    =======  =======     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                      Oppenheimer Variable Account Funds
                              ----------------------------------------------------
                                         Capital    Aggressive  High     Multiple
                               Bond    Appreciation   Growth   Income   Strategies
                              Fund/VA    Fund/VA     Fund/VA   Fund/VA   Fund/VA
Type IV Units:                -------  ------------ ---------- -------  ----------
Units outstanding at
 December 31, 1999..........  41,749      81,428      24,750   35,858     10,366
                              ------     -------     -------   ------     ------
From capital transactions:
 Net premiums...............  38,486     136,815      94,781   32,144     17,437
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............     --          --          --       --         --
  Surrenders................  (2,721)     (3,498)     (1,651)    (291)      (134)
  Cost of insurance and
   administrative expense...      (1)        --          --       --         --
 Transfers (to) from the
  Guarantee Account.........     103       1,287       1,152      276        283
 Interfund transfers........   5,098      56,656      53,609   20,994        128
                              ------     -------     -------   ------     ------
Net increase (decrease) from
 capital transactions.......  40,965     191,260     147,891   53,123     17,714
                              ------     -------     -------   ------     ------
Units outstanding at June
 30, 2000...................  82,714     272,688     172,641   88,981     28,080
                              ======     =======     =======   ======     ======

                                   Variable Insurance        Variable Insurance
                                      Products Fund           Products Fund II
                              ----------------------------- --------------------
                               Equity-                        Asset
                               Income    Growth   Overseas   Manager  Contrafund
                              Portfolio Portfolio Portfolio Portfolio Portfolio
Type IV Units:                --------- --------- --------- --------- ----------
Units outstanding at
 December 31, 1999..........   242,696   333,735    28,190    44,890   336,615
                               -------   -------   -------   -------   -------
From capital transactions:
 Net premiums...............   153,407   302,627    64,788    87,328   381,101
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    (1,736)      --        --     (1,696)   (1,274)
  Surrenders................    (8,160)  (13,987)   (1,671)   (1,435)   (7,114)
  Cost of insurance and
   administrative expense...       --         (1)      --        --        --
 Transfers (to) from the
  Guarantee Account.........     5,199     4,742       352     1,574     5,192
 Interfund transfers........    18,097    76,093   223,646    (6,657)   75,250
                               -------   -------   -------   -------   -------
Net increase (decrease) from
 capital transactions.......   166,807   369,474   287,115    79,114   453,155
                               -------   -------   -------   -------   -------
Units outstanding at June
 30, 2000...................   409,503   703,209   315,305   124,004   789,770
                               =======   =======   =======   =======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance
                            Products Fund III     Federated Insurance Series      Alger American Fund
                         ----------------------- -----------------------------  ------------------------
                         Growth &     Growth     American     High                  Small
                          Income   Opportunities Leaders   Income Bond Utility  Capitalization  Growth
                         Portfolio   Portfolio   Fund II     Fund II   Fund II    Portfolio    Portfolio
                         --------- ------------- --------  ----------- -------  -------------- ---------
Type IV Units:
Units outstanding at
 December 31, 1999......  150,665      92,620     85,187      55,873   36,259       97,659      231,761
                          -------     -------    -------     -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  156,096      81,335     75,014      45,038   26,161      217,408      304,219
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --          --         --          --       --           --           --
   Surrenders...........   (4,648)       (572)    (2,174)     (3,467)  (1,393)      (4,002)      (5,249)
   Cost of insurance and
    administrative
    expense.............      --          --         --          --       --           --           --
 Transfers (to) from the
  Guarantee Account.....   10,300       2,846        485       2,157      --           308        6,091
 Interfund transfers....    3,104      15,165     23,178      12,255   10,113       58,907       55,382
                          -------     -------    -------     -------   ------      -------      -------
Net increase (decrease)
 from capital
 transactions...........  164,852      98,774     96,503      55,983   34,881      272,621      360,443
                          -------     -------    -------     -------   ------      -------      -------
Units outstanding at
 June 30, 2000..........  315,517     191,394    181,690     111,856   71,140      370,280      592,204
                          =======     =======    =======     =======   ======      =======      =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                            Janus Aspen Series
                            -----------------------------------------------------
                            Aggressive             Worldwide            Flexible
                              Growth     Growth     Growth    Balanced   Income
                            Portfolio   Portfolio  Portfolio  Portfolio Portfolio
                            ----------  ---------  ---------  --------- ---------
Type IV Units:
Units outstanding at
 December 31, 1999........    513,109     500,424    406,948   347,931    89,213
                            ---------   ---------  ---------   -------   -------
From capital transactions:
 Net premiums.............    514,252     735,584    571,803   423,357    47,208
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits..........        --         (844)       --     (1,272)      --
  Surrenders..............     (7,571)    (16,607)   (13,213)  (17,370)   (3,374)
  Cost of insurance and
   administrative
   expense................        --          --         --        --         (1)
 Transfers (to) from the
  Guarantee Account.......      2,932       6,300      5,927     9,488     3,408
 Interfund transfers......    211,309     227,077    196,874    68,893     1,660
                            ---------   ---------  ---------   -------   -------
Net increase (decrease)
 from capital
 transactions.............    720,922     951,510    761,391   483,096    48,901
                            ---------   ---------  ---------   -------   -------
Units outstanding at June
 30, 2000.................  1,234,031   1,451,934  1,168,339   831,027   138,114
                            =========   =========  =========   =======   =======

                                        Janus Aspen Series (continued)
                               -------------------------------------------------
                               International   Capital    Global Life   Global
                                  Growth     Appreciation  Sciences   Technology
                                 Portfolio    Portfolio    Portfolio  Portfolio
                               ------------- ------------ ----------- ----------
Type IV Units:
Units outstanding at December
 31, 1999....................     102,381       428,091        --          --
                                  -------     ---------      -----      ------
From capital transactions:
 Net premiums................     332,975       678,544      6,239      12,953
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits.............         --           (884)       --          --
  Surrenders.................      (5,357)      (34,971)       --          --
  Cost of insurance and
   administrative expense....         --             (1)       --          --
 Transfers (to) from the
  Guarantee Account..........       1,814         7,337        --          --
 Interfund transfers.........     234,704       167,307      2,799       9,100
                                  -------     ---------      -----      ------
Net increase (decrease) from
 capital transactions........     564,136       817,332      9,038      22,053
                                  -------     ---------      -----      ------
Units outstanding at June 30,
 2000........................     666,517     1,245,423      9,038      22,053
                                  =======     =========      =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                         Goldman Sachs Variable       Salomon Brothers Variable
                            Insurance Trust               Series Funds Inc.
                         --------------------------   --------------------------
                                         Mid Cap                          Total
                          Growth and      Value       Strategic Investors Return
                         Income Fund      Fund        Bond Fund   Fund     Fund
                         ------------   -----------   --------- --------- ------
Type IV Units:
Units outstanding at
 December 31, 1999......        15,109       42,809    15,296     2,865   16,292
                           -----------  -----------    ------    ------   ------
From capital
 transactions:
 Net premiums...........        41,518       37,560    25,304    11,878    2,221
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........           --           --        --        --       --
  Surrenders............        (2,762)      (7,223)      (75)      (68)      32
  Cost of insurance and
   administrative
   expense..............           --           --        --        --       --
 Transfers (to) from the
  Guarantee Account.....         1,473          --        451       303      --
 Interfund transfers....         9,401        7,087      (101)    1,484      (18)
                           -----------  -----------    ------    ------   ------
Net increase (decrease)
 from capital
 transactions...........        49,630       37,424    25,579    13,597    2,235
                           -----------  -----------    ------    ------   ------
Units outstanding at
 June 30, 2000..........        64,739       80,233    40,875    16,462   18,527
                           -----------  -----------    ------    ------   ------

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus .15% annually for Type II policies, and $25 plus
 .25% per year for both Type III and Type 4 policies. For Type II, Type III and Type 4 policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000 and $25,000, respectively. In addition, GE Life &
Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.30% and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 June 30, 2000
                                  (Unaudited)

(2) Related Party Transactions -- Continued

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and .55% for the U.S. Equity Fund .

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.